UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Thematic Fund	ARTTX	APDTX	APHTX
Artisan Value Fund	ARTLX	APDLX	APHLX

Beginning on 31 March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://hosted.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
4	Artisan Global Discovery Fund
6	Artisan Global Equity Fund
9	Artisan Global Opportunities Fund
11	Artisan Global Value Fund
13	Artisan High Income Fund
18	Artisan International Fund
21	Artisan International Small-Mid Fund
24	Artisan International Value Fund
27	Artisan Mid Cap Fund
30	Artisan Mid Cap Value Fund
32	Artisan Select Equity Fund
34	Artisan Small Cap Fund
36	Artisan Sustainable Emerging Markets Fund
39	Artisan Thematic Fund
42	Artisan Value Fund

44	STATEMENTS OF ASSETS AND LIABILITIES

48	STATEMENTS OF OPERATIONS

52	STATEMENTS OF CHANGES IN NET ASSETS

60	FINANCIAL HIGHLIGHTS

78	NOTES TO FINANCIAL STATEMENTS

115	SHAREHOLDER EXPENSE EXAMPLE

120	FACTORS CONSIDERED IN APPROVING AN AMENDMENT TO ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENT

122	FACTORS CONSIDERED IN APPROVING ARTISAN SELECT EQUITY FUND’S ADVISORY AGREEMENT

126	STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

127	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

128	SHAREHOLDER MEETING RESULTS

128	PROXY VOTING POLICIES AND PROCEDURES

128	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

Artisan Developing World Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.5%

ARGENTINA - 5.2%
MercadoLibre, Inc.*	338	$165,191

BRAZIL - 4.2%
Arco Platform Ltd., Class A*	806	34,043
Raia Drogasil SA	1,004	19,571
StoneCo Ltd., Class A*	3,742	81,462

		135,076
CHINA - 35.2%
Aier Eye Hospital Group Co. Ltd., Class A(1)	6,520	36,364
Alibaba Group Holding Ltd., ADR*	1,111	216,164
Foshan Haitian Flavouring & Food Co. Ltd., Class A(1)	2,116	37,427
Huazhu Group Ltd., ADR	1,216	34,949
Jiangsu Hengrui Medicine Co. Ltd., Class A*(1)	5,628	73,240
Kweichow Moutai Co. Ltd., Class A(1)	880	138,404
Meituan Dianping, Class B*(1)	11,401	136,817
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	892	32,828
TAL Education Group, ADR*	2,809	149,594
Tencent Holdings Ltd.(1)	2,802	136,630
Wuxi Biologics Cayman, Inc.*(1)	5,272	67,964
Yifeng Pharmacy Chain Co. Ltd., Class A(1)	2,137	27,984
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	2,072	36,183

		1,124,548
FRANCE - 4.2%
Hermes International(1)	48	33,009
LVMH Moet Hennessy Louis Vuitton SE(1)	270	100,384

		133,393
HONG KONG - 4.4%
AIA Group Ltd.(1)	15,810	142,229

INDIA - 5.4%
HDFC Bank Ltd., ADR	3,797	146,031
Titan Co. Ltd.(1)	2,145	26,269

		172,300
NETHERLANDS - 6.7%
Adyen NV*(1)	169	143,088
ASML Holding NV, NYRS	276	72,192

		215,280
RUSSIA - 2.7%
Yandex NV, Class A*	2,518	85,742

TAIWAN - 5.2%
Sea Ltd., ADR*	3,744	165,917

UNITED STATES - 25.3%
Estee Lauder Cos., Inc. (The), Class A	625	99,522
Netflix, Inc.*	265	99,633
NIKE, Inc., Class B	372	30,780
NVIDIA Corp.	554	146,101
Uber Technologies, Inc.*	3,073	85,811
Veeva Systems, Inc., Class A*	851	133,135
Visa, Inc., Class A	1,329	214,163

		809,145

Total common stocks (Cost $2,511,392)		3,148,821

SHORT-TERM INVESTMENTS - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	6,937	6,937
Federated Treasury Obligations Fund - Institutional Class, 0.27%	6,733	6,733
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	6,732	6,732

Total short-term investments (Cost $20,402)		20,402

Total investments - 99.1% (Cost $2,531,794)		3,169,223

Other assets less liabilities - 0.9%		28,045

Total net assets - 100.0%(2)		$3,197,268

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,168,820, or 36.6% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

NYRS - New York Registry Shares

2	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$487,922	15.4%
Consumer Discretionary	927,200	29.3
Consumer Staples	322,908	10.2
Financials	288,260	9.1
Health Care	379,714	12.0
Industrials	85,811	2.7
Information Technology	657,006	20.7
Short-Term Investments	20,402	0.6

Total investments	$3,169,223	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$19,571	0.6%
Chinese yuan renminbi offshore	382,430	12.1
Euro	276,481	8.7
Hong Kong dollar	483,640	15.3
Indian rupee	26,269	0.8
U.S. dollar	1,980,832	62.5

Total investments	$3,169,223	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alibaba Group Holding Ltd.	China	6.8%
Visa, Inc.	United States	6.7
Sea Ltd.	Taiwan	5.2
MercadoLibre, Inc.	Argentina	5.2
TAL Education Group	China	4.7
NVIDIA Corp.	United States	4.6
HDFC Bank Ltd.	India	4.6
Adyen NV	Netherlands	4.5
AIA Group Ltd.	Hong Kong	4.4
Kweichow Moutai Co. Ltd.	China	4.3

Total		51.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	3

Artisan Global Discovery Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.4%

BRAZIL - 2.1%
Notre Dame Intermedica Participacoes SA	229	$1,971
Pagseguro Digital Ltd., Class A*	37	718

		2,689
CHINA - 1.1%
Li Ning Co. Ltd.(1)	458	1,329

DENMARK - 6.3%
Ascendis Pharma A/S, ADR*	22	2,511
Genmab A/S*(1)	13	2,738
Vestas Wind Systems A/S(1)	34	2,802

		8,051
GERMANY - 3.5%
E.ON SE(1)	122	1,279
Puma SE(1)	33	1,948
Varta AG*(1)	17	1,260

		4,487
HONG KONG - 2.3%
Techtronic Industries Co. Ltd.(1)	448	2,885

JAPAN - 2.3%
Hoya Corp.(1)	23	1,948
Obic Co. Ltd.(1)	8	1,032

		2,980
LUXEMBOURG - 1.6%
Eurofins Scientific SE(1)	4	1,967

NETHERLANDS - 4.2%
Adyen NV*(1)	1	1,142
IMCD NV(1)	13	945
Koninklijke DSM NV(1)	29	3,305

		5,392
PORTUGAL - 1.1%
EDP - Energias de Portugal SA(1)	360	1,445

SWITZERLAND - 3.8%
Aluflexpack AG*(1)	48	965
Lonza Group AG*(1)	8	3,210
Zur Rose Group AG*(1)	5	628

		4,803
UNITED KINGDOM - 6.5%
Burberry Group plc(1)	99	1,613
Clarivate Analytics plc*	147	3,056
UNITED KINGDOM (CONTINUED)
London Stock Exchange Group plc(1)	40	3,593

		8,262
UNITED STATES - 59.6%
Advanced Micro Devices, Inc.*	55	2,482
Alexion Pharmaceuticals, Inc.*	16	1,439
Ameren Corp.	17	1,259
Arista Networks, Inc.*	11	2,185
Atlassian Corp. plc, Class A*	25	3,391
Blackline, Inc.*	23	1,201
Boston Scientific Corp.*	87	2,845
Burlington Stores, Inc.*	9	1,388
Centene Corp.*	36	2,150
Ceridian HCM Holding, Inc.*	34	1,691
Cintas Corp.	5	902
Cognex Corp.	35	1,492
Cree, Inc.*	16	568
DexCom, Inc.*	7	1,797
First Republic Bank	18	1,449
Fortive Corp.	40	2,227
Global Payments, Inc.	47	6,717
Guidewire Software, Inc.*	34	2,671
Halozyme Therapeutics, Inc.*	146	2,634
IHS Markit Ltd.	63	3,805
Ingersoll Rand, Inc.*	80	1,993
Lattice Semiconductor Corp.*	80	1,432
New York Times Co. (The), Class A	67	2,067
Novanta, Inc.*	21	1,661
Ollie’s Bargain Outlet Holdings, Inc.*	35	1,627
RealPage, Inc.*	23	1,239
Skyworks Solutions, Inc.	22	1,960
Take-Two Interactive Software, Inc.*	14	1,684
Teledyne Technologies, Inc.*	16	4,849
Tradeweb Markets, Inc., Class A	14	597
Veeva Systems, Inc., Class A*	28	4,442
Zoom Video Communications, Inc., Class A*	21	3,062
Zscaler, Inc.*	24	1,486
Zynga, Inc., Class A*	492	3,371

		75,763

Total common stocks (Cost $110,924)		120,053

4	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANIES - 5.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	2,465	$2,465
Federated Treasury Obligations Fund - Institutional Class, 0.27%	2,392	2,392
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	2,392	2,392

Total short-term investments (Cost $7,249)		7,249

Total investments - 100.1% (Cost $118,173)		127,302

Other assets less liabilities - (0.1)%		(75)

Total net assets - 100.0%(2)		$127,227

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $36,034, or 28.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$7,122	5.6%
Consumer Discretionary	7,905	6.2
Consumer Staples	628	0.5
Financials	5,639	4.4
Health Care	29,652	23.3
Industrials	24,724	19.4
Information Technology	36,130	28.4
Materials	4,270	3.4
Utilities	3,983	3.1
Short-Term Investments	7,249	5.7

Total investments	$127,302	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,971	1.6%
British pound	5,206	4.1
Danish krone	5,540	4.4
Euro	13,291	10.4
Hong Kong dollar	4,214	3.3
Japanese yen	2,980	2.3
Swiss franc	4,803	3.8
U.S. dollar	89,297	70.1

Total investments	$127,302	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.3%
Teledyne Technologies, Inc.	United States	3.8
Veeva Systems, Inc.	United States	3.5
IHS Markit Ltd.	United States	3.0
London Stock Exchange Group plc	United Kingdom	2.8
Atlassian Corp. plc	United States	2.7
Zynga, Inc.	United States	2.6
Koninklijke DSM NV	Netherlands	2.6
Lonza Group AG	Switzerland	2.5
Zoom Video Communications, Inc.	United States	2.4

Total		31.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	5

Artisan Global Equity Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 97.6%

BRAZIL - 0.8%
Petroleo Brasileiro SA (Preference)	455		$1,221

CANADA - 2.7%
GFL Environmental, Inc.*	36		536
Kinaxis, Inc.*	16		1,238
TMX Group Ltd.	34		2,557

			4,331
CHINA - 2.9%
Alibaba Group Holding Ltd., ADR*	10		1,913
Midea Group Co. Ltd., Class A(1)	105		720
Wuliangye Yibin Co. Ltd., Class A(1)	125		2,032

			4,665
DENMARK - 2.2%
Genmab A/S*(1)	17		3,487

FRANCE - 5.7%
Air Liquide SA(1)	29		3,739
Airbus SE(1)	25		1,625
La Francaise des Jeux SAEM*(1)	148		3,689
Vinci SA(1)	2		183

			9,236
GERMANY - 10.6%
adidas AG(1)	1		335
Allianz SE(1)	10		1,799
Deutsche Boerse AG(1)	47		6,512
Deutsche Telekom AG(1)	144		1,910
E.ON SE(1)	40		421
MorphoSys AG*(1)	15		1,534
Scout24 AG(1)	22		1,348
Wirecard AG(1)	28		3,224

			17,083
HONG KONG - 1.4%
AIA Group Ltd.(1)	261		2,346

IRELAND - 0.3%
Amarin Corp. plc, ADR*	120		480

ITALY - 0.6%
UniCredit SpA(1)	122		957

JAPAN - 6.4%
Daikin Industries Ltd.(1)	–	(2)	12
Hennge KK*(1)	33		799
Jeol Ltd.(1)	136		3,310
JAPAN (CONTINUED)
OBIC Business Consultants Co. Ltd.(1)	52		2,092
Obic Co. Ltd.(1)	16		2,025
Recruit Holdings Co. Ltd.(1)	23		598
Sony Corp.(1)	25		1,480

			10,316
NETHERLANDS - 1.7%
ING Groep NV(1)	187		982
uniQure NV*	38		1,796

			2,778
PORTUGAL - 0.7%
EDP - Energias de Portugal SA(1)	295		1,187

SWEDEN - 0.8%
Nibe Industrier AB, Class B(1)	89		1,299

SWITZERLAND - 7.6%
Idorsia Ltd.*(1)	53		1,379
Lonza Group AG*(1)	11		4,681
Medacta Group SA*(1)	36		2,094
Nestle SA(1)	25		2,543
Temenos AG*(1)	6		752
Zur Rose Group AG*(1)	7		912

			12,361
UNITED KINGDOM - 7.0%
AVEVA Group plc(1)	58		2,494
Clarivate Analytics plc*	102		2,109
Coca-Cola European Partners plc	2		89
Linde plc(1)	37		6,648

			11,340
UNITED STATES - 46.2%
ACADIA Pharmaceuticals, Inc.*	87		3,680
Alphabet, Inc., Class A*	2		2,607
Alphabet, Inc., Class C*	2		1,926
Amazon.com, Inc.*	3		6,105
Aon plc	1		125
Bandwidth, Inc., Class A*	26		1,717
Bio-Rad Laboratories, Inc., Class A*	4		1,441
Boston Scientific Corp.*	44		1,442
Cigna Corp.	16		2,798
Dollar Tree, Inc.*	38		2,760
Eidos Therapeutics, Inc.*	34		1,684
Facebook, Inc., Class A*	10		1,646
Fidelity National Information Services, Inc.	50		6,108
Halozyme Therapeutics, Inc.*	227		4,078
IHS Markit Ltd.	42		2,501

6	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Intercontinental Exchange, Inc.	35	$2,864
L3Harris Technologies, Inc.	18	3,228
Lamb Weston Holdings, Inc.	28	1,603
Mastercard, Inc., Class A	15	3,690
Microsoft Corp.	21	3,335
Mondelez International, Inc., Class A	43	2,172
Morningstar, Inc.	8	876
Quanta Services, Inc.	44	1,409
Raytheon Co.	14	1,789
Smartsheet, Inc., Class A*	15	608
Synopsys, Inc.*	17	2,200
TJX Cos., Inc. (The)	12	569
T-Mobile US, Inc.*	19	1,557
Trane Technologies plc	21	1,743
Varonis Systems, Inc.*	26	1,645
Vertiv Holdings Co., Class A*	257	2,222
ViewRay, Inc.*	520	1,299
WEX, Inc.*	11	1,179

		74,606

Total common stocks (Cost $142,534)		157,693

SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	1,808	1,808
Federated Treasury Obligations Fund - Institutional Class, 0.27%	1,754	1,754
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	1,754	1,754

Total short-term investments (Cost $5,316)		5,316

Total investments - 100.9% (Cost $147,850)		163,009

Other assets less liabilities - (0.9)%		(1,379)

Total net assets - 100.0%(3)		$161,630

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $71,148, or 44.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Amount less than one.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$12,711	7.8%
Consumer Discretionary	17,571	10.8
Consumer Staples	9,351	5.7
Energy	1,221	0.7
Financials	19,018	11.7
Health Care	35,183	21.6
Industrials	19,254	11.8
Information Technology	31,389	19.2
Materials	10,387	6.4
Utilities	1,608	1.0
Short-Term Investments	5,316	3.3

Total investments	$163,009	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,221	0.8%
British pound	2,494	1.5
Canadian dollar	3,795	2.3
Chinese yuan renminbi offshore	2,752	1.7
Danish krone	3,487	2.2
Euro	36,093	22.1
Hong Kong dollar	2,346	1.4
Japanese yen	10,316	6.3
Swedish krona	1,299	0.8
Swiss franc	12,361	7.6
U.S. dollar	86,845	53.3

Total investments	$163,009	100.0%

Artisan Partners Funds	7

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	4.1%
Deutsche Boerse AG	Germany	4.0
Fidelity National Information Services, Inc.	United States	3.8
Amazon.com, Inc.	United States	3.8
Lonza Group AG	Switzerland	2.9
Alphabet, Inc.	United States	2.8
Halozyme Therapeutics, Inc.	United States	2.5
Air Liquide SA	France	2.3
Mastercard, Inc.	United States	2.3
La Francaise des Jeux SAEM	France	2.3

Total		30.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

8	Artisan Partners Funds

Artisan Global Opportunities Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.0%

BRAZIL - 1.5%
Notre Dame Intermedica Participacoes SA	2,230	$19,167
Pagseguro Digital Ltd., Class A*	1,340	25,902

		45,069
CHINA - 1.0%
Tencent Holdings Ltd.(1)	628	30,599

DENMARK - 6.2%
Genmab A/S*(1)	426	86,564
Orsted A/S(1)	412	40,504
Vestas Wind Systems A/S(1)	784	63,841

		190,909
GERMANY - 1.6%
adidas AG(1)	220	50,715

HONG KONG - 4.7%
AIA Group Ltd.(1)	3,508	31,563
Techtronic Industries Co. Ltd.(1)	17,431	112,291

		143,854
JAPAN - 3.8%
Hoya Corp.(1)	514	43,686
Keyence Corp.(1)	226	72,837

		116,523
NETHERLANDS - 4.5%
Adyen NV*(1)	40	33,814
Koninklijke DSM NV(1)	613	69,691
Koninklijke Philips NV(1)	908	36,755

		140,260
SPAIN - 2.0%
Iberdrola SA(1)	6,383	63,024

SWEDEN - 1.9%
Hexagon AB, Class B(1)	488	20,830
Telefonaktiebolaget LM Ericsson, Class B*(1)	4,561	37,222

		58,052
SWITZERLAND - 4.6%
Lonza Group AG*(1)	337	140,276

UNITED KINGDOM - 8.8%
AstraZeneca plc(1)	1,602	143,140
Burberry Group plc(1)	2,384	39,006
London Stock Exchange Group plc(1)	984	88,678

		270,824
UNITED STATES - 56.4%
Activision Blizzard, Inc.*	1,364	81,126
Advanced Micro Devices, Inc.*	1,983	90,169
UNITED STATES (CONTINUED)
Agilent Technologies, Inc.	722	51,709
Alphabet, Inc., Class A*	58	67,792
Aptiv plc	749	36,873
Arista Networks, Inc.*	299	60,591
Atlassian Corp. plc, Class A*	258	35,353
Bank of America Corp.	2,981	63,277
Boston Scientific Corp.*	1,596	52,090
Ceridian HCM Holding, Inc.*	874	43,777
Danaher Corp.	328	45,378
Fidelity National Information Services, Inc.	1,027	124,948
Fortive Corp.	922	50,908
IHS Markit Ltd.	2,565	153,907
Illumina, Inc.*	229	62,516
L3Harris Technologies, Inc.	584	105,222
Lowe’s Cos., Inc.	1,238	106,539
Microsoft Corp.	1,042	164,260
NextEra Energy, Inc.	309	74,354
Spotify Technology SA*	178	21,628
Starbucks Corp.	298	19,610
Veeva Systems, Inc., Class A*	640	100,152
Visa, Inc., Class A	110	17,737
Zoom Video Communications, Inc., Class A*	753	110,040

		1,739,956

Total common stocks (Cost $2,550,362)		2,990,061

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	33,759	33,759
Federated Treasury Obligations Fund - Institutional Class, 0.27%	32,767	32,767
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	32,766	32,766

Total short-term investments (Cost $99,292)		99,292

Total investments - 100.2% (Cost $2,649,654)		3,089,353

Other assets less liabilities - (0.2)%		(5,920)

Total net assets - 100.0%(2)		$3,083,433

*	Non-income producing security.

Artisan Partners Funds	9

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,205,036, or 39.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$201,145	6.5%
Consumer Discretionary	252,743	8.2
Financials	183,518	5.9
Health Care	781,433	25.3
Industrials	486,169	15.7
Information Technology	837,480	27.1
Materials	69,691	2.3
Utilities	177,882	5.8
Short-Term Investments	99,292	3.2

Total investments	$3,089,353	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$19,167	0.6%
British pound	270,824	8.8
Danish krone	190,909	6.2
Euro	253,999	8.2
Hong Kong dollar	174,453	5.6
Japanese yen	116,523	3.8
Swedish krona	58,052	1.9
Swiss franc	140,276	4.5
U.S. dollar	1,865,150	60.4

Total investments	$3,089,353	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	5.3%
IHS Markit Ltd.	United States	5.0
AstraZeneca plc	United Kingdom	4.6
Lonza Group AG	Switzerland	4.6
Fidelity National Information Services, Inc.	United States	4.1
Techtronic Industries Co. Ltd.	Hong Kong	3.6
Zoom Video Communications, Inc.	United States	3.6
Lowe’s Cos., Inc.	United States	3.5
L3Harris Technologies, Inc.	United States	3.4
Veeva Systems, Inc.	United States	3.1

Total		40.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

Artisan Global Value Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.6%

BELGIUM - 2.0%
Groupe Bruxelles Lambert SA(1)	519	$40,807

BRAZIL - 2.8%
Telefonica Brasil SA, ADR	5,934	56,551

CANADA - 0.9%
Imperial Oil Ltd.	1,713	19,364

CHINA - 2.0%
Baidu, Inc., ADR*	410	41,332

FRANCE - 1.2%
Sodexo SA(1)	355	24,065

GERMANY - 2.5%
HeidelbergCement AG(1)	1,171	51,089

NETHERLANDS - 4.5%
ING Groep NV(1)	4,268	22,358
NXP Semiconductors NV	847	70,220

		92,578
SOUTH KOREA - 5.1%
Samsung Electronics Co. Ltd.(1)	2,672	103,843

SWITZERLAND - 11.0%
ABB Ltd.(1)	4,162	73,183
Cie Financiere Richemont SA(1)	1,385	75,877
UBS Group AG*(1)	8,284	77,426

		226,486
UNITED KINGDOM - 10.2%
BAE Systems plc(1)	9,431	60,856
Compass Group plc(1)	2,500	39,066
IMI plc(1)	1,892	17,502
Lloyds Banking Group plc(1)	118,586	46,764
Tesco plc(1)	16,324	46,226

		210,414
UNITED STATES - 56.4%
Advance Auto Parts, Inc.	253	23,653
Alphabet, Inc., Class A*	62	71,630
Alphabet, Inc., Class C*	28	32,877
American Express Co.	754	64,534
Anthem, Inc.	205	46,449
Arch Capital Group Ltd.*	367	10,442
UNITED STATES (CONTINUED)
Bank of New York Mellon Corp. (The)	2,268	76,389
Berkshire Hathaway, Inc., Class B*	96	17,587
Booking Holdings, Inc.*	49	66,344
Citigroup, Inc.	1,408	59,319
Cognizant Technology Solutions Corp., Class A	1,587	73,740
DENTSPLY SIRONA, Inc.	1,545	59,984
Expedia Group, Inc.	943	53,069
Facebook, Inc., Class A*	565	94,246
FedEx Corp.	653	79,164
Marsh & McLennan Cos., Inc.	752	65,016
Oracle Corp.	1,616	78,096
Progressive Corp. (The)	730	53,880
Southwest Airlines Co.	1,631	58,071
United Technologies Corp.	301	28,354
Visa, Inc., Class A	126	20,380
Wells Fargo & Co.	832	23,876

		1,157,100

Total common stocks (Cost $2,248,973)		2,023,629

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	5,509	5,509
Federated Treasury Obligations Fund - Institutional Class, 0.27%	5,346	5,346
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	5,347	5,347

Total short-term investments (Cost $16,202)		16,202

Total investments - 99.4% (Cost $2,265,175)		2,039,831

Other assets less liabilities - 0.6%		12,850

Total net assets - 100.0%(2)		$2,052,681

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $679,062, or 33.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

(2) Percentages for the various classifications relate to total net assets.

Artisan Partners Funds	11

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	USD 53,949	CNH 379,686	JPM	5/14/2020		$440

	Total unrealized appreciation				440

CNH	129,367	USD 18,474	JPM	5/14/2020		(242)

	Total unrealized depreciation				(242)

	Net unrealized appreciation				$198

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

JPM - JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$296,636	14.5%
Consumer Discretionary	282,074	13.8
Consumer Staples	46,226	2.3
Energy	19,364	0.9
Financials	558,398	27.4
Health Care	106,433	5.2
Industrials	317,130	15.6
Information Technology	346,279	17.0
Materials	51,089	2.5
Short-Term Investments	16,202	0.8

Total investments	$2,039,831	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$210,414	10.3%
Canadian dollar	19,364	0.9
Euro	138,319	6.8
Korean won	103,843	5.1
Swiss franc	226,486	11.1
U.S. dollar	1,341,405	65.8

Total investments	$2,039,831	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.1%
Samsung Electronics Co. Ltd.	South Korea	5.1
Facebook, Inc.	United States	4.6
FedEx Corp.	United States	3.9
Oracle Corp.	United States	3.8
UBS Group AG	Switzerland	3.8
Bank of New York Mellon Corp. (The)	United States	3.8
Cie Financiere Richemont SA	Switzerland	3.7
Cognizant Technology Solutions Corp.	United States	3.6
ABB Ltd.	Switzerland	3.5

Total		40.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

Artisan High Income Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 67.1%

ADVERTISING - 1.4%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(1)	$55,644	$46,741

AIRLINES - 1.4%
American Airlines Group, Inc. 5.00%, 6/1/2022(1)	10,165	8,182
3.75%, 3/1/2025(1)	13,300	9,310
Delta Air Lines, Inc. 2.90%, 10/28/2024	20,000	16,008
4.38%, 4/19/2028	11,088	8,899
3.75%, 10/28/2029	4,750	3,828

		46,227
AUTO MANUFACTURERS - 1.1%
Tesla, Inc. 5.30%, 8/15/2025(1)	37,000	34,688

CHEMICALS - 0.2%
NOVA Chemicals Corp. 5.25%, 6/1/2027(1)(2)	8,000	6,740

DISTRIBUTION/WHOLESALE - 0.6%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024(1)(3)	20,971	19,188

DIVERSIFIED FINANCIAL SERVICES - 5.9%
AG Issuer LLC 6.25%, 3/1/2028(1)	27,635	23,213
NFP Corp. 6.88%, 7/15/2025(1)	110,398	108,742
8.00%, 7/15/2025(1)	33,593	30,738
Springleaf Finance Corp. 7.13%, 3/15/2026	31,250	30,586

		193,279
ENGINEERING & CONSTRUCTION - 3.4%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	29,480
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022(1)	21,262	21,209
Tutor Perini Corp. 6.88%, 5/1/2025(1)	73,821	61,271

		111,960
FOOD - 1.1%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	45,008	35,556

GAS - 0.1%
AmeriGas Partners LP 5.75%, 5/20/2027	1,925	1,790
HAND/MACHINE TOOLS - 1.3%
Werner FinCo LP 8.75%, 7/15/2025(1)	47,583	41,873

HEALTHCARE-PRODUCTS - 0.0%(4)
Thermo Fisher Scientific, Inc. 4.50%, 3/25/2030	490	552

HEALTHCARE-SERVICES - 1.7%
HCA, Inc. 5.38%, 2/1/2025	5,000	5,088
5.50%, 6/15/2047	10,000	10,890
Polaris Intermediate Corp. 8.50% Cash, 9.25% PIK, 12/1/2022(1)(3)	15,200	11,780
Surgery Center Holdings, Inc. 6.75%, 7/1/2025(1)	4,825	3,474
10.00%, 4/15/2027(1)	31,220	21,854

		53,086
HOLDING COMPANIES-DIVERSIFIED - 1.6%
VistaJet Malta Finance plc 10.50%, 6/1/2024(1)(2)	64,328	52,025

HOME BUILDERS - 1.0%
PulteGroup, Inc. 7.88%, 6/15/2032	29,000	31,900

INSURANCE - 10.5%
Acrisure LLC 7.00%, 11/15/2025(1)	69,816	60,042
10.13%, 8/1/2026(1)	36,511	35,233
Aon Corp. 8.21%, 1/1/2027	23,954	25,870
Ardonagh Midco 3 plc 8.63%, 7/15/2023(1)(2)	132,908	118,288
8.63%, 7/15/2023(1)(2)	55,290	49,208
AssuredPartners, Inc. 7.00%, 8/15/2025(1)	25,552	22,997
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	35,360	32,531

		344,169
INTERNET - 0.4%
Expedia Group, Inc. 3.25%, 2/15/2030	14,933	12,173

LODGING - 1.0%
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	1,950	1,657
Hyatt Hotels Corp. 4.85%, 3/15/2026	1,000	988
4.38%, 9/15/2028	2,005	1,832
Marriott International, Inc. 2.13%, 10/3/2022	7,500	6,748
3.60%, 4/15/2024	3,085	2,868

Artisan Partners Funds	13

	Principal Amount	Value
LODGING (CONTINUED)
Series R, 3.13%, 6/15/2026	$10,000	$9,184
Series AA, 4.65%, 12/1/2028	2,933	2,581
Station Casinos LLC 5.00%, 10/1/2025(1)	12,350	10,285

		36,143
MEDIA - 5.7%
Cablevision Systems Corp. 5.88%, 9/15/2022	45,077	45,528
CCO Holdings LLC 5.50%, 5/1/2026(1)	49,580	50,205
Charter Communications Operating LLC 6.38%, 10/23/2035	40,408	48,029
Ziggo BV 5.50%, 1/15/2027(1)(2)	43,870	43,870

		187,632
MINING - 1.4%
Compass Minerals International, Inc. 4.88%, 7/15/2024(1)	7,935	7,459
6.75%, 12/1/2027(1)	42,140	38,042

		45,501
MISCELLANEOUS MANUFACTURING - 8.9%
Foxtrot Escrow Issuer LLC 12.25%, 11/15/2026(1)	20,370	15,889
FXI Holdings, Inc. 7.88%, 11/1/2024(1)	5,175	3,495
Gates Global LLC 6.25%, 1/15/2026(1)	35,000	30,975
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(5)(6)	24,477	20,194
6.75%, 3/15/2032	143,917	174,445
6.88%, 1/10/2039	38,671	48,245

		293,243
OIL & GAS - 5.9%
Comstock Resources, Inc. 7.50%, 5/15/2025(1)	8,582	6,008
9.75%, 8/15/2026	17,551	12,461
Endeavor Energy Resources LP 5.50%, 1/30/2026(1)	15,565	10,743
5.75%, 1/30/2028(1)	38,200	25,976
EP Energy LLC 7.75%, 5/15/2026(1)(7)	40,841	4,901
EQT Corp. 6.13%, 2/1/2025	14,134	10,884
3.90%, 10/1/2027	15,866	10,943
Laredo Petroleum, Inc. 9.50%, 1/15/2025	29,250	11,700
10.13%, 1/15/2028	34,250	13,015
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(1)	17,000	4,930
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023(3)	5,167	3,514
Parsley Energy LLC 4.13%, 2/15/2028(1)	10,000	6,800
QEP Resources, Inc. 5.25%, 5/1/2023	8,643	3,198
5.63%, 3/1/2026	19,358	7,066
OIL & GAS (CONTINUED)
Range Resources Corp. 5.00%, 8/15/2022	9,500	7,122
5.00%, 3/15/2023	5,000	3,701
9.25%, 2/1/2026(1)	26,768	16,061
Seven Generations Energy Ltd. 6.75%, 5/1/2023(1)(2)	37,774	26,442
6.88%, 6/30/2023(1)(2)	11,222	7,697

		193,162
OIL & GAS SERVICES - 0.6%
FTS International, Inc. 6.25%, 5/1/2022	54,659	18,994

PACKAGING & CONTAINERS - 2.1%
LABL Escrow Issuer LLC 6.75%, 7/15/2026(1)	22,786	20,963
10.50%, 7/15/2027(1)	35,678	33,270
Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	16,320	14,606

		68,839
REAL ESTATE - 2.2%
Realogy Group LLC 4.88%, 6/1/2023(1)	66,475	55,839
9.38%, 4/1/2027(1)	20,000	16,856

		72,695
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/2023	1,145	1,005
Uniti Group LP 7.13%, 12/15/2024(1)	31,971	23,750
7.88%, 2/15/2025(1)	16,700	15,531

		40,286
RETAIL - 3.4%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028(1)	24,545	20,863
4.75%, 3/1/2030(1)	24,545	20,863
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(1)	53,936	48,677
Michaels Stores, Inc. 8.00%, 7/15/2027(1)	24,990	18,493
Artisan High Income Fund
Yum! Brands, Inc. 7.75%, 4/1/2025(1)(8)	490	515

		109,411
SOFTWARE - 1.7%
Ascend Learning LLC 6.88%, 8/1/2025(1)	23,313	22,614
6.88%, 8/1/2025(1)	6,063	5,881
Castle US Holding Corp. 9.50%, 2/15/2028(1)	28,500	27,075

		55,570
TELECOMMUNICATIONS - 1.3%
Altice France Holding SA 6.00%, 2/15/2028(1)(2)	10,667	9,384

14	Artisan Partners Funds

	Principal Amount	Value
TELECOMMUNICATIONS (CONTINUED)
Cincinnati Bell, Inc. 8.00%, 10/15/2025(1)	$14,000	$14,350
Sprint Capital Corp. 8.75%, 3/15/2032	5,000	6,613
T-Mobile USA, Inc. 4.50%, 2/1/2026	11,852	12,059

		42,406

Total corporate bonds (Cost $2,468,971)		2,195,829

BANK LOANS - 25.2%

AEROSPACE/DEFENSE - 0.5%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.24%, 6/19/2026(6)	19,900	16,169

CHEMICALS - 1.3%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 7/30/2021(6)	48,821	41,335

COMMERCIAL SERVICES - 2.3%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 6.45%, 5/21/2026(6)	21,835	18,560
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.02%, 8/18/2021(6)	72,058	55,935
USS Ultimate Holdings, Inc., First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.75%), 5.67%, 8/25/2024(6)	997	858

		75,353
DISTRIBUTION/WHOLESALE - 0.2%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 8/1/2024(6)	9,000	7,897

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Advisor Group Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.99%, 7/31/2026(6)	10,474	7,707

ENTERTAINMENT - 0.7%
Playtika Holding Corp., First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/2024(6)	24,070	22,345

FOOD - 1.5%
Shearer’s Foods LLC, First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/31/2022(6)	47,600	43,494
Shearer’s Foods LLC, Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 7.75%, 6/30/2022(6)	7,000	6,457

		49,951
FOOD SERVICE - 3.1%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/1/2023(6)	77,672	61,904
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 9.00%, 2/1/2024(6)	50,174	37,756

		99,660
HEALTHCARE-SERVICES - 2.1%
Cambrex Corp., First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.00%, 11/20/2026(6)	13,965	11,661
Dental Corp. of Canada, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/1/2026(2)(6)	10,674	8,326
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.74%, 4/30/2025(6)	31,552	24,085
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/2/2024(6)	32,282	24,599

		68,671
INSURANCE - 2.0%
Hub International Ltd., First Lien Term Loan B (ICE LIBOR USD 6 Month + 2.75%), 4.55%, 4/25/2025(6)	44,798	41,617
USI, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.99%, 5/16/2024(6)	25,943	23,608

		65,225
LEISURE TIME - 0.3%
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.39%, 2/9/2026(6)	11,444	9,175

LODGING - 0.3%
Hilton Worldwide Finance LLC First Lien Term Loan B2 (ICE LIBOR USD 1 Month + 1.75%), 2.70%, 6/22/2026(6)	11,000	10,395

MACHINERY-DIVERSIFIED - 0.2%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(6)	9,812	7,849

METAL FABRICATE/HARDWARE - 0.7%
Anvil International LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.08%, 5/28/2026(6)	32,338	23,445

MISCELLANEOUS MANUFACTURING - 0.4%
UTEX Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/21/2021(6)	42,671	13,228

Artisan Partners Funds	15

	Principal Amount	Value
PACKAGING & CONTAINERS - 0.6%
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 6/30/2022(6)	$27,180	$18,735

PHARMACEUTICALS - 0.5%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 6.53%, 8/29/2022(6)	21,732	15,520

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
RHP Hotel Properties LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.99%, 5/11/2024(6)	4,984	4,411

RETAIL - 0.3%
PetSmart, Inc., First Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(6)	10,000	9,564

SOFTWARE - 6.5%
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.74%, 1/29/2027(6)	5,000	3,966
Infor US, Inc. First Lien Term Loan B6 (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/1/2022(6)	6,982	6,692
Informatica LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.24%, 2/25/2027(6)	7,500	6,463
Informatica LLC Second Lien Term Loan 7.13%, 2/25/2025	24,545	21,600
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.24%, 5/24/2025(6)	35,176	29,049
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.99%, 5/25/2026(6)	22,617	17,415
TIBCO Software, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 8.24%, 3/3/2028(6)	6,875	6,394
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.24%, 7/2/2025(6)	66,282	58,057
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 8.24%, 7/2/2026(6)	75,000	63,900

		213,536
TELECOMMUNICATIONS - 0.5%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 1 Month + 2.75%), 3.74%, 7/31/2025(6)	17,000	15,597
TRANSPORTATION - 0.9%
SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 1 MONTH + 5.5%), 6.49.28%, 8/4/2025(6)	26,552	19,117
(ICE LIBOR USD 3 MONTH + 5.5%), 6.95, 8/4/2025(6)	136	98
(ICE LIBOR USD 3 MONTH + 5.5%), 7.11%, 8/4/2025(6)	7,048	5,075
(ICE LIBOR USD 3 MONTH + 5.5%), 7.28%, 8/4/2025(6)	6,952	5,005

		29,295
Total bank loans (Cost $1,001,179)		825,063

CONVERTIBLE BONDS - 0.1%

DIVERSIFIED FINANCIAL SERVICES - 0.0%(4)
EZCORP, Inc. 2.88%, 7/1/2024	875	679

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024(1)	4,625	3,692

Total convertible bonds (Cost $5,217)		4,371

	Shares Held
PREFERRED STOCKS - 0.1%

AGRICULTURE - 0.0%
Pinnacle Agriculture Holdings LLC*(9)(10)(11)	25	–

APPAREL - 0.1%
Chinos Holdings, Inc. 5.00% Cash, 2.00% Capitalization(1)(3)(5)(11)	2,543	1,142

Total preferred stocks (Cost $953)		1,142

COMMON STOCK - 0.0%(4)

RETAIL - 0.0%(4)
Chinos Holdings, Inc., Class A*(11)	406	183

Total common stock (Cost $—)		183

SHORT-TERM INVESTMENTS - 8.8%

INVESTMENT COMPANIES - 8.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	98,104	98,104
Federated Treasury Obligations Fund - Institutional Class, 0.27%	95,218	95,218

16	Artisan Partners Funds

	Shares Held
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	$95,219	$95,219

Total short-term investments (Cost $288,541)		288,541

Total investments - 101.3% (Cost $3,764,861)		3,315,129

Other assets less liabilities - (1.3%)		(43,274)

Total net assets - 100.0%(12)		$3,271,855

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Dental Corp. of Canada, Inc. Second Lien Term Loan 8.50%, 6/1/2026	Canada	U.S. dollar
NOVA Chemicals Corp., 5.25%, 6/1/2027	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ypso Finance Bis SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Amount rounds to less than 0.1%.
(5)	Perpetual security. The rate reflected was the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(7)	Defaulted securities.
(8)	When-issued security.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Agriculture Holdings LLC	3/26/2020	$–	$–	0.0%

(11)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,325, or 0.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - U.S. dollar

FUTURES CONTRACTS
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(2,230)	6/19/2020	USD	$223,000	$(309,273)	$(12,632)
U.S. Treasury Long Bond	(245)	6/19/2020	USD	24,500	(43,870)	(3,266)

						$(15,898)

USD - U.S. Dollar

The Fund has recorded an asset of $719 as of March 31, 2020, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
General Electric Co.	United States	7.4%
Ardonagh Midco 3 plc	United Kingdom	5.1
NFP Corp.	United States	4.3
Acrisure LLC	United States	2.9
Realogy Group LLC	United States	2.2
Vertafore, Inc. Second Lien Term Loan	United States	2.0
TKC Holdings, Inc. First Lien Term Loan	United States	1.9
Tutor Perini Corp.	United States	1.9
Vertafore, Inc. First Lien Term Loan B	United States	1.8
Midas Intermediate Holdco II LLC First Lien Term Loan B	United States	1.7

Total		31.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	17

Artisan International Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.2%

BRAZIL - 1.4%
Petroleo Brasileiro SA, ADR*	5,691	$31,298
Petroleo Brasileiro SA (Preference)	32,592	87,501

		118,799
CANADA - 1.3%
GFL Environmental, Inc.*	1,733	26,075
TMX Group Ltd.	1,150	85,626

		111,701
CHINA - 3.5%
Alibaba Group Holding Ltd., ADR*	801	155,745
Midea Group Co. Ltd., Class A(1)	5,058	34,646
Wuliangye Yibin Co. Ltd., Class A(1)	6,379	104,102

		294,493
DENMARK - 3.6%
DSV Panalpina A/S(1)	161	14,682
Genmab A/S*(1)	1,021	207,333
Novo Nordisk A/S, Class B(1)	1,309	78,931

		300,946
FRANCE - 11.4%
Air Liquide SA(1)	3,047	390,601
Airbus SE(1)	2,851	184,989
Amundi SA(1)	1,367	80,905
Eiffage SA(1)	1,155	81,780
Safran SA*(1)	694	61,011
Schneider Electric SE(1)	488	42,059
Vinci SA(1)	1,241	102,724

		944,069
GERMANY - 16.9%
adidas AG(1)	72	16,644
Allianz SE(1)	1,207	208,139
Deutsche Boerse AG(1)	3,779	519,063
Deutsche Post AG(1)	7,287	201,061
Deutsche Telekom AG(1)	8,140	107,775
E.ON SE(1)	2,076	21,832
Symrise AG(1)	938	88,836
Wirecard AG(1)	2,083	239,247

		1,402,597
HONG KONG - 3.8%
AIA Group Ltd.(1)	35,065	315,453

INDIA - 1.7%
Housing Development Finance Corp. Ltd.(1)	6,548	139,850

IRELAND - 2.1%
Amarin Corp. plc, ADR*	6,616	26,465
Ryanair Holdings plc, Equity- Linked Security*(1)(2)(3)	14,701	149,503

		175,968
ISRAEL - 1.2%
Nice Ltd., ADR*	674	96,747

ITALY - 3.0%
Assicurazioni Generali SpA(1)	7,873	107,256
Intesa Sanpaolo SpA(1)	55,765	91,023
UniCredit SpA(1)	6,807	53,296

		251,575
JAPAN - 5.4%
Daikin Industries Ltd.(1)	12	1,509
Nippon Shinyaku Co. Ltd.(1)	2,664	209,349
Recruit Holdings Co. Ltd.(1)	1,295	33,452
Sony Corp.(1)	1,385	82,353
Taiyo Nippon Sanso Corp.(1)	7,937	117,562

		444,225
MACAU - 0.6%
Wynn Macau Ltd.(1)	30,185	45,656

NETHERLANDS - 2.4%
ING Groep NV(1)	13,118	68,712
Koninklijke DSM NV(1)	1,156	131,381

		200,093
PORTUGAL - 0.7%
EDP - Energias de Portugal SA(1)	14,923	59,964

SWITZERLAND - 11.9%
Idorsia Ltd.*(1)	2,344	61,014
Lonza Group AG*(1)	414	172,230
Medacta Group SA*(1)	451	26,557
Nestle SA(1)	3,582	369,224
Roche Holding AG(1)	512	166,427
Temenos AG*(1)	332	43,584
UBS Group AG*(1)	16,366	152,961

		991,997
UNITED KINGDOM - 10.5%
AVEVA Group plc(1)	1,961	84,661
Coca-Cola European Partners plc	122	4,575
Diageo plc(1)	4,935	158,048
Linde plc(1)	2,984	538,430
RELX plc(1)	3,888	83,342

		869,056

18	Artisan Partners Funds

	Shares Held	Value
UNITED STATES - 14.8%
Alphabet, Inc., Class A*	96	$111,209
Alphabet, Inc., Class C*	73	85,389
Amazon.com, Inc.*	123	240,297
Aon plc	1,747	288,244
Intercontinental Exchange, Inc.	1,555	125,564
Medtronic plc	2,367	213,452
Willis Towers Watson plc	984	167,142

		1,231,297

Total common stocks and equity-linked security (Cost $7,204,795)		7,994,486

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	90,595	90,595
Federated Treasury Obligations Fund - Institutional Class, 0.27%	87,930	87,930
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	87,931	87,931

Total short-term investments (Cost $266,456)		266,456

Total investments - 99.4% (Cost $7,471,251)		8,260,942

Other assets less liabilities - 0.6%		51,441

Total net assets - 100.0%(4)		$8,312,383

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,249,157, or 75.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date		Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 02/25/2020	-	$194,223	$149,503	1.8%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4) Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$304,373	3.7%
Consumer Discretionary	575,341	7.0
Consumer Staples	635,949	7.7
Energy	118,799	1.4
Financials	2,552,737	30.9
Health Care	1,161,758	14.1
Industrials	832,684	10.1
Information Technology	464,239	5.6
Materials	1,266,810	15.3
Utilities	81,796	1.0
Short-Term Investments	266,456	3.2

Total investments	$8,260,942	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$87,501	1.1%
British pound	326,051	3.9
Canadian dollar	85,626	1.0
Chinese yuan renminbi offshore	138,748	1.7
Danish krone	300,946	3.6
Euro	3,396,728	41.1
Hong Kong dollar	361,109	4.4
Indian rupee	139,850	1.7
Japanese yen	444,225	5.4
Swiss franc	991,997	12.0
U.S. dollar	1,988,161	24.1

Total investments	$8,260,942	100.0%

Artisan Partners Funds	19

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	6.5%
Deutsche Boerse AG	Germany	6.2
Air Liquide SA	France	4.7
Nestle SA	Switzerland	4.4
AIA Group Ltd.	Hong Kong	3.8
Aon plc	United States	3.5
Amazon.com, Inc.	United States	2.9
Wirecard AG	Germany	2.9
Medtronic plc	United States	2.6
Nippon Shinyaku Co. Ltd.	Japan	2.5

Total		40.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

20	Artisan Partners Funds

Artisan International Small-Mid Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

BELGIUM - 0.0%(1)
Biocartis NV*(2)	62	$237

BRAZIL - 2.6%
Afya Ltd., Class A*	734	13,983
Notre Dame Intermedica Participacoes SA	794	6,824
Petrobras Distribuidora SA	2,204	6,676
Rumo SA*	3,637	13,776

		41,259
CANADA - 3.4%
Altus Group Ltd.	691	17,915
BlackBerry Ltd.*	1,541	6,318
CAE, Inc.	943	11,923
Descartes Systems Group, Inc. (The)*	244	8,407
Kinaxis, Inc.*	122	9,463

		54,026
CHINA - 0.3%
I-Mab, ADR*	303	3,940

DENMARK - 5.4%
ALK-Abello A/S*(2)	41	9,355
Ambu A/S, Class B(2)	775	18,878
Carlsberg A/S, Class B(2)	126	14,333
DSV Panalpina A/S(2)	149	13,581
Genmab A/S*(2)	64	13,016
SimCorp A/S(2)	107	9,035
Vestas Wind Systems A/S(2)	91	7,418

		85,616
FINLAND - 2.4%
Metso OYJ(2)	919	21,924
Vaisala OYJ, Class A*(2)	515	15,356

		37,280
FRANCE - 1.4%
Atos SE(2)	129	8,723
DBV Technologies SA, ADR*	643	2,522
Lectra(2)	721	11,435

		22,680
GERMANY - 7.1%
AIXTRON SE*(2)	2,061	18,099
Basler AG(2)	108	4,453
Carl Zeiss Meditec AG(2)	123	11,921
Gerresheimer AG(2)	6	368
Hypoport AG*(2)	43	12,755
GERMANY (CONTINUED)
Jenoptik AG(2)	89	1,453
MorphoSys AG*(2)	384	38,310
New Work SE(2)	37	7,981
Symrise AG(2)	172	16,333

		111,673
ICELAND - 0.9%
Ossur HF(2)	2,508	14,851

IRELAND - 0.1%
Amarin Corp. plc, ADR*	459	1,837

ISRAEL - 6.8%
Kornit Digital Ltd.*	520	12,947
Nice Ltd., ADR*	350	50,208
Radware Ltd.*	934	19,682
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(2)	99	5,502
Tel Aviv Stock Exchange Ltd.*(2)	3,486	11,764
Teva Pharmaceutical Industries Ltd., ADR*	930	8,351

		108,454
ITALY - 1.2%
Davide Campari-Milano SpA(2)	2,331	16,771
Salvatore Ferragamo SpA(2)	190	2,524

		19,295
JAPAN - 21.3%
Ariake Japan Co. Ltd.(2)	123	7,733
Azbil Corp.(2)	1,261	32,755
eSOL Co. Ltd.(2)	270	2,423
Fuji Soft, Inc.(2)	443	14,237
Fujitec Co. Ltd.(2)	1,529	19,699
Harmonic Drive Systems, Inc.(2)	225	9,839
Hennge KK*(2)	551	13,295
JCR Pharmaceuticals Co. Ltd.(2)	112	9,779
Jeol Ltd.(2)	965	23,508
Kobe Bussan Co. Ltd.(2)	580	22,901
Morinaga & Co. Ltd.(2)	643	26,347
Nippon Shinyaku Co. Ltd.(2)	175	13,758
OBIC Business Consultants Co. Ltd.(2)	423	17,195
Obic Co. Ltd.(2)	221	28,923
Rakus Co. Ltd.(2)	494	7,296
Rohm Co. Ltd.(2)	244	13,335
Rohto Pharmaceutical Co. Ltd.(2)	238	6,535
Sagami Rubber Industries Co. Ltd.(2)	324	4,165
SCSK Corp.(2)	100	4,476
SG Holdings Co. Ltd.(2)	1,443	34,434

Artisan Partners Funds	21

	Shares Held	Value
JAPAN (CONTINUED)
Shimadzu Corp.(2)	148	$3,894
Temairazu, Inc.(2)	96	3,335
Yamaha Corp.(2)	289	11,277
Yokogawa Electric Corp.(2)	546	6,574

		337,713
NETHERLANDS - 3.4%
Argenx SE*(2)	121	16,338
IMCD NV(2)	222	15,820
Koninklijke DSM NV(2)	192	21,830

		53,988
SINGAPORE - 0.4%
XP Power Ltd.(2)	206	6,668

SPAIN - 1.4%
Almirall SA(2)	1,659	19,223
Grupo Catalana Occidente SA(2)	167	3,353

		22,576
SWEDEN - 3.9%
Aprea Therapeutics, Inc.*	170	5,922
Beijer Ref AB(2)	317	5,708
Cellavision AB(2)	263	6,504
Elekta AB, Class B(2)	1,771	14,651
Fortnox AB(2)	410	6,782
MIPS AB(2)	585	13,209
Thule Group AB(2)	507	8,820

		61,596
SWITZERLAND - 8.0%
Alcon, Inc.*(2)	52	2,667
Baloise Holding AG(2)	157	20,596
Belimo Holding AG(2)	4	23,367
Burckhardt Compression Holding AG(2)	36	7,255
Lonza Group AG*(2)	50	20,805
Siegfried Holding AG*(2)	20	7,887
Tecan Group AG(2)	134	40,213
Ypsomed Holding AG*(2)	30	3,918

		126,708
UNITED KINGDOM - 13.1%
Abcam plc(2)	556	7,943
ASOS plc*(2)	137	2,028
Aston Martin Lagonda Global
Holdings plc*(2)	514	1,260
Auto Trader Group plc(2)	1,246	6,771
AVEVA Group plc(2)	386	16,675
B&M European Value Retail SA(2)	3,465	11,831
boohoo Group plc*(2)	4,873	11,504
Britvic plc(2)	1,648	14,316
Codemasters Group Holdings plc*(2)	3,861	11,497
ConvaTec Group plc(2)	8,916	20,748
Electrocomponents plc(2)	2,247	14,348
Future plc(2)	253	3,132
UNITED KINGDOM (CONTINUED)
HomeServe plc(2)	847	11,093
Howden Joinery Group plc(2)	2,326	14,731
JD Sports Fashion plc(2)	2,061	11,863
Oxford Biomedica plc*(2)	340	2,267
Rotork plc(2)	2,064	5,560
Spirax-Sarco Engineering plc(2)	90	9,142
SSP Group plc(2)	2,929	11,132
St James’s Place plc(2)	702	6,688
YouGov plc(2)	1,585	12,277

		206,806
UNITED STATES - 12.8%
ACADIA Pharmaceuticals, Inc.*	331	13,968
Agios Pharmaceuticals, Inc.*	126	4,474
Alkermes plc*	474	6,831
Alnylam Pharmaceuticals, Inc.*	79	8,582
Applied Therapeutics, Inc.*	137	4,485
Cognex Corp.	160	6,738
Cree, Inc.*	697	24,720
Flexion Therapeutics, Inc.*	901	7,088
Heron Therapeutics, Inc.*	836	9,814
Hookipa Pharma, Inc.*	106	874
Ingersoll Rand, Inc.*	679	16,839
Insmed, Inc.*	386	6,191
Inspire Medical Systems, Inc.*	77	4,637
Intersect ENT, Inc.*	904	10,710
Model N, Inc.*	770	17,109
NanoString Technologies, Inc.*	268	6,452
Quotient Ltd.*	987	3,899
SolarEdge Technologies, Inc.*	150	12,307
STAAR Surgical Co.*	277	8,934
UroGen Pharma Ltd.*	228	4,060
ViewRay, Inc.*	2,968	7,419
Zscaler, Inc.*	270	16,435

		202,566

Total common stocks (Cost $1,653,378)		1,519,769

22	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	17,796	$17,796
Federated Treasury Obligations Fund - Institutional Class, 0.27%	17,272	17,272
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	17,272	17,272

Total short-term investments (Cost $52,340)		52,340

Total investments - 99.2% (Cost $1,705,718)		1,572,109

Other assets less liabilities - 0.8%		13,255

Total net assets - 100.0%(3)		$1,585,364

*	Non-income producing security.
(1)	Amount rounds to less than 0.1%.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,116,509, or 70.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$41,658	2.7%
Consumer Discretionary	109,442	7.0
Consumer Staples	118,603	7.5
Financials	55,156	3.5
Health Care	454,959	29.0
Industrials	261,724	16.6
Information Technology	422,149	26.9
Materials	38,163	2.4
Real Estate	17,915	1.1
Short-Term Investments	52,340	3.3

Total investments	$1,572,109	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$27,276	1.7%
British pound	213,474	13.6
Canadian dollar	54,026	3.4
Danish krone	100,467	6.4
Euro	265,207	16.9
Israel new shekel	17,266	1.1
Japanese yen	337,713	21.5
Swedish krona	55,674	3.5
Swiss franc	126,708	8.1
U.S. dollar	374,298	23.8

Total investments	$1,572,109	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.2%
Tecan Group AG	Switzerland	2.5
MorphoSys AG	Germany	2.4
SG Holdings Co. Ltd.	Japan	2.2
Azbil Corp.	Japan	2.1
Obic Co. Ltd.	Japan	1.8
Morinaga & Co. Ltd.	Japan	1.7
Cree, Inc.	United States	1.6
Jeol Ltd.	Japan	1.5
Belimo Holding AG	Switzerland	1.5

Total		20.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	23

Artisan International Value Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.1%

BELGIUM - 2.3%
Groupe Bruxelles Lambert SA(1)	3,203	$252,042

BRAZIL - 2.4%
Telefonica Brasil SA, ADR	27,241	259,610

CANADA - 2.9%
Imperial Oil Ltd.	13,757	155,532
Suncor Energy, Inc.	9,658	154,137

		309,669
CHINA - 7.7%
Alibaba Group Holding Ltd., ADR*	1,394	271,144
Baidu, Inc., ADR*	3,302	332,838
Trip.com Group Ltd., ADR*	9,986	234,180

		838,162
DENMARK - 2.9%
DSV Panalpina A/S(1)	3,424	311,725

FRANCE - 4.4%
Danone SA(1)	1,742	112,367
Sodexo SA(1)	2,831	191,832
Vivendi SA(1)	7,896	169,432

		473,631
GERMANY - 4.1%
Fresenius Medical Care AG & Co. KGaA(1)	5,817	388,038
Hella GmbH & Co. KGaA(1)	2,096	61,222

		449,260
INDIA - 3.1%
Bharti Infratel Ltd.(1)	51,081	106,999
HCL Technologies Ltd.(1)	40,384	231,354

		338,353
IRELAND - 3.4%
CRH plc(1)	9,079	247,478
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	11,578	117,742

		365,220
JAPAN - 2.6%
Seven & i Holdings Co. Ltd.(1)	4,356	143,852
Sony Corp.(1)	2,401	142,735

		286,587
LUXEMBOURG - 1.2%
Tenaris SA(1)	16,408	100,370
Tenaris SA, ADR	2,674	32,220

		132,590
NETHERLANDS - 4.6%
ING Groep NV(1)	48,190	252,424
NXP Semiconductors NV	2,942	244,001

		496,425
SOUTH KOREA - 10.8%
NAVER Corp.(1)	2,976	409,342
Samsung Electronics Co. Ltd.(1)	17,727	688,936
Samsung Electronics Co. Ltd. (Preference)(1)	2,449	79,956

		1,178,234
SPAIN - 1.0%
Bankia SA(1)	96,857	108,133

SWITZERLAND - 19.4%
ABB Ltd.(1)	31,463	553,208
Cie Financiere Richemont SA(1)	6,560	359,501
LafargeHolcim Ltd.*(1)	7,370	269,430
Novartis AG(1)	4,897	404,704
Pargesa Holding SA(1)	1,344	89,225
UBS Group AG*(1)	46,535	434,939

		2,111,007
UNITED KINGDOM - 15.7%
CNH Industrial NV(1)	11,017	63,036
CNH Industrial NV	3,945	22,129
Compass Group plc(1)	32,726	511,332
IMI plc(1)	9,175	84,863
John Wood Group plc(1)	12,120	23,263
Lloyds Banking Group plc(1)	516,693	203,755
RELX plc(1)	16,309	349,615
RELX plc(1)	3,942	84,827
Rolls-Royce Holdings plc*(1)	11,704	49,254
Royal Bank of Scotland Group plc(1)	52,964	73,877
Tesco plc(1)	85,545	242,244

		1,708,195
UNITED STATES - 8.6%
Arch Capital Group Ltd.*	17,627	501,661
Schlumberger Ltd.	18,496	249,516
Willis Towers Watson plc	1,047	177,767

		928,944

Total common stocks and equity-linked security (Cost $11,403,061)		10,547,787

24	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	55,207	$55,207
Federated Treasury Obligations Fund - Institutional Class, 0.27%	53,583	53,583
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	53,584	53,584

Total short-term investments (Cost $162,374)		162,374

Total investments - 98.6% (Cost $11,565,435)		10,710,161

Other assets less liabilities - 1.4%		151,278

Total net assets - 100.0%(4)		$10,861,439

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,913,052, or 72.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date		Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 03/31/2020	-	$113,902	$117,742	1.1%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,932	JPY	2,291,246	JPM			4/28/2020	$593
USD	592,572	CNH	4,156,632	JPM			5/14/2020	6,779

	Total unrealized appreciation					7,372

JPY	2,270,916	USD	21,198	JPM			4/28/2020	(49)
USD	159,771	JPY	17,455,831	JPM			4/28/2020	(2,795)
CNH	395,081	USD	56,366	JPM			5/14/2020	(687)

	Total unrealized depreciation					(3,531)

	Net unrealized appreciation					$3,841

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

JPM - JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,278,221	11.9%
Consumer Discretionary	1,771,946	16.5
Consumer Staples	498,463	4.7
Energy	715,038	6.7
Financials	2,211,565	20.7
Health Care	792,742	7.4
Industrials	1,518,657	14.2
Information Technology	1,244,247	11.6
Materials	516,908	4.8
Short-Term Investments	162,374	1.5

Total investments	$10,710,161	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$1,538,203	14.4%
Canadian dollar	309,669	2.9
Danish krone	311,725	2.9
Euro	2,031,201	19.0
Indian rupee	338,353	3.2
Japanese yen	286,587	2.7
Korean won	1,178,234	11.0
Swiss franc	2,111,007	19.7
U.S. dollar	2,605,182	24.2

Total investments	$10,710,161	100.0%

Artisan Partners Funds	25

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.3%
ABB Ltd.	Switzerland	5.1
Compass Group plc	United Kingdom	4.7
Arch Capital Group Ltd.	United States	4.6
UBS Group AG	Switzerland	4.0
RELX plc	United Kingdom	4.0
NAVER Corp.	South Korea	3.8
Novartis AG	Switzerland	3.7
Fresenius Medical Care AG & Co. KGaA	Germany	3.6
Cie Financiere Richemont SA	Switzerland	3.3

Total		43.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

Artisan Mid Cap Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

AEROSPACE & DEFENSE - 3.8%
L3Harris Technologies, Inc.	763	$137,348
Teledyne Technologies, Inc.*	94	27,898

		165,246
AUTO COMPONENTS - 0.9%
Aptiv plc	814	40,089

BIOTECHNOLOGY - 10.1%
Alexion Pharmaceuticals, Inc.*	454	40,797
Argenx SE, ADR*(1)	476	62,678
Ascendis Pharma A/S, ADR*(1)	824	92,771
Exact Sciences Corp.*	1,066	61,812
Genmab A/S*(1)(2)	524	106,408
Halozyme Therapeutics, Inc.*	2,345	42,195
Sage Therapeutics, Inc.*	288	8,264
Sarepta Therapeutics, Inc.*	238	23,313

		438,238
BUILDING PRODUCTS - 1.3%
Masco Corp.	1,098	37,957
Trane Technologies plc	238	19,653

		57,610
CAPITAL MARKETS - 2.3%
MSCI, Inc.	169	48,965
Tradeweb Markets, Inc., Class A	1,220	51,278

		100,243
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Cintas Corp.	188	32,508

COMMUNICATIONS EQUIPMENT - 3.9%
Arista Networks, Inc.*	368	74,493
Motorola Solutions, Inc.	714	94,909

		169,402
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
Cognex Corp.	1,207	50,969
Trimble, Inc.*	1,670	53,147

		104,116
ENTERTAINMENT - 4.6%
Spotify Technology SA*	254	30,860
Take-Two Interactive Software, Inc.*	406	48,106
Zynga, Inc., Class A*	17,860	122,340

		201,306
FOOD PRODUCTS - 0.3%
Beyond Meat, Inc.*	167	11,092

HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
Boston Scientific Corp.*	1,326	43,259
DexCom, Inc.*	550	148,107
West Pharmaceutical Services, Inc.	548	83,437

		274,803
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Centene Corp.*	1,525	90,586

HEALTH CARE TECHNOLOGY - 4.2%
Veeva Systems, Inc., Class A*	1,172	183,291

HOTELS, RESTAURANTS & LEISURE - 1.2%
Chipotle Mexican Grill, Inc.*	77	50,331

INDUSTRIAL CONGLOMERATES - 2.2%
Roper Technologies, Inc.	311	97,017

INTERACTIVE MEDIA & SERVICES - 0.6%
Match Group, Inc.*	382	25,226

IT SERVICES - 10.1%
Adyen NV*(1)(2)	52	43,644
Fidelity National Information Services, Inc.	882	107,307
Global Payments, Inc.	1,513	218,188
Pagseguro Digital Ltd., Class A*(1)	1,782	34,439
Square, Inc., Class A*	668	34,965

		438,543
LIFE SCIENCES TOOLS & SERVICES - 4.2%
Adaptive Biotechnologies Corp.*	593	16,487
Agilent Technologies, Inc.	728	52,143
Lonza Group AG*(1)(2)	276	114,732

		183,362
MACHINERY - 2.4%
Fortive Corp.	1,251	69,028
Ingersoll Rand, Inc.*	1,413	35,033

		104,061
MEDIA - 1.7%
New York Times Co. (The), Class A	2,404	73,817

MULTILINE RETAIL - 1.1%
Ollie’s Bargain Outlet Holdings, Inc.*	1,053	48,779

MULTI-UTILITIES - 2.5%
Ameren Corp.	744	54,186
CMS Energy Corp.	942	55,355

		109,541

Artisan Partners Funds	27

	Shares Held	Value
PHARMACEUTICALS - 2.0%
Catalent, Inc.*	1,714	$89,036

PROFESSIONAL SERVICES - 5.0%
IHS Markit Ltd.	1,882	112,947
TransUnion	800	52,931
Verisk Analytics, Inc.	358	49,926

		215,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Advanced Micro Devices, Inc.*	2,594	117,969
Lattice Semiconductor Corp.*	753	13,419
Skyworks Solutions, Inc.	608	54,338

		185,726
SOFTWARE - 16.2%
Aspen Technology, Inc.*	236	22,437
Atlassian Corp. plc, Class A*	1,365	187,403
Ceridian HCM Holding, Inc.*	1,186	59,380
Datadog, Inc., Class A*	909	32,706
Guidewire Software, Inc.*	1,360	107,850
HubSpot, Inc.*	514	68,517
Zoom Video Communications, Inc.,
Class A*	1,039	151,873
Zscaler, Inc.*	1,248	75,965

		706,131
SPECIALTY RETAIL - 1.2%
Burlington Stores, Inc.*	342	54,215

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Lululemon Athletica, Inc.*	104	19,759

Total common stocks (Cost $3,263,891)		4,269,878

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	31,357	31,357
Federated Treasury Obligations Fund - Institutional Class, 0.27%	30,435	30,435
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	30,435	30,435

Total short-term investments (Cost $92,227)		92,227

Total investments - 100.3% (Cost $3,356,118)		4,362,105

Other assets less liabilities - (0.3%)		(12,512)

Total net assets - 100.0%(3)		$4,349,593

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adyen NV	Netherlands	Euro
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $264,784, or 6.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$300,349	6.9%
Consumer Discretionary	213,173	4.9
Consumer Staples	11,092	0.2
Financials	100,243	2.3
Health Care	1,259,316	28.9
Industrials	672,246	15.4
Information Technology	1,603,918	36.8
Utilities	109,541	2.5
Short-Term Investments	92,227	2.1

Total investments	$4,362,105	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$106,408	2.5%
Euro	43,644	1.0
Swiss franc	114,732	2.6
U.S. dollar	4,097,321	93.9

Total investments	$4,362,105	100.0%

28	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.0%
Atlassian Corp. plc	United States	4.3
Veeva Systems, Inc.	United States	4.2
Zoom Video Communications, Inc.	United States	3.5
DexCom, Inc.	United States	3.4
L3Harris Technologies, Inc.	United States	3.2
Zynga, Inc.	United States	2.8
Advanced Micro Devices, Inc.	United States	2.7
Lonza Group AG	Switzerland	2.6
IHS Markit Ltd.	United States	2.6

Total		34.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	29

Artisan Mid Cap Value Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.6%

AEROSPACE & DEFENSE - 1.1%
Spirit AeroSystems Holdings, Inc., Class A	645	$15,439

AIR FREIGHT & LOGISTICS - 1.7%
Expeditors International of Washington, Inc.	384	25,608

AUTO COMPONENTS - 5.6%
BorgWarner, Inc.	1,349	32,869
Gentex Corp.	2,229	49,402

		82,271
AUTOMOBILES - 3.3%
Thor Industries, Inc.	1,157	48,799

BANKS - 8.7%
BOK Financial Corp.	658	28,021
Fifth Third Bancorp	2,252	33,446
M&T Bank Corp.	369	38,190
Pinnacle Financial Partners, Inc.	768	28,819

		128,476
CAPITAL MARKETS - 3.7%
E*TRADE Financial Corp.	495	16,982
Moelis & Co., Class A	1,343	37,744

		54,726
CHEMICALS - 6.7%
Axalta Coating Systems Ltd.*	1,745	30,129
Celanese Corp.	504	37,021
Corteva, Inc.	1,015	23,847
Nutrien Ltd.(1)	207	7,040

		98,037
CONSUMER FINANCE - 1.8%
Synchrony Financial	1,653	26,602

DIVERSIFIED CONSUMER SERVICES - 1.8%
H&R Block, Inc.	1,868	26,296

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
GCI Liberty, Inc., Class A*	269	15,307

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
Arrow Electronics, Inc.*	468	24,295

ENTERTAINMENT - 1.1%
Lions Gate Entertainment Corp., Class A*	1,381	8,395
Lions Gate Entertainment Corp., Class B*	1,495	8,343

		16,738
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
Equity Commonwealth	610	19,327
Lamar Advertising Co., Class A	677	34,711
STORE Capital Corp.	750	13,596
Weyerhaeuser Co.	830	14,070

		81,704
FOOD & STAPLES RETAILING - 4.1%
Kroger Co. (The)	1,211	36,487
Sysco Corp.	518	23,651

		60,138
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
DENTSPLY SIRONA, Inc.	1,076	41,788

HEALTH CARE PROVIDERS & SERVICES - 2.4%
AmerisourceBergen Corp.	390	34,511

HOTELS, RESTAURANTS & LEISURE - 3.6%
Marriott International, Inc., Class A	412	30,824
Vail Resorts, Inc.	147	21,655

		52,479
INSURANCE - 13.3%
Aon plc	199	32,881
Arch Capital Group Ltd.*	1,647	46,883
Globe Life, Inc.	700	50,394
Loews Corp.	646	22,500
Progressive Corp. (The)	570	42,078

		194,736
INTERACTIVE MEDIA & SERVICES - 2.9%
IAC/InterActiveCorp*	237	42,445

INTERNET & DIRECT MARKETING RETAIL - 2.4%
Expedia Group, Inc.	629	35,388

MARINE - 2.0%
Kirby Corp.*	671	29,174

MEDIA - 5.2%
News Corp., Class A	2,872	25,774
Omnicom Group, Inc.	663	36,405
ViacomCBS, Inc.	967	13,542

		75,721

30	Artisan Partners Funds

	Shares Held	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Marathon Petroleum Corp.	309	$7,290

ROAD & RAIL - 3.3%
AMERCO	156	45,197
Ryder System, Inc.	147	3,879

		49,076
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Analog Devices, Inc.	606	54,324

SPECIALTY RETAIL - 2.8%
AutoNation, Inc.*	1,488	41,753

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
NetApp, Inc.	718	29,926

TRADING COMPANIES & DISTRIBUTORS - 2.8%
Air Lease Corp.	1,889	41,817

Total common stocks (Cost $1,480,072)		1,434,864

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	11,559	11,559
Federated Treasury Obligations Fund - Institutional Class, 0.27%	11,220	11,220
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	11,220	11,220

Total short-term investments (Cost $33,999)		33,999

Total investments - 99.9% (Cost $1,514,071)		1,468,863

Other assets less liabilities - 0.1%		1,198

Total net assets - 100.0%(2)		$1,470,061

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Nutrien Ltd.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$150,211	10.2%
Consumer Discretionary	286,986	19.5
Consumer Staples	60,138	4.1
Energy	7,290	0.5
Financials	404,540	27.5
Health Care	76,299	5.2
Industrials	161,114	11.0
Information Technology	108,545	7.4
Materials	98,037	6.7
Real Estate	81,704	5.6
Short-Term Investments	33,999	2.3

Total investments	$1,468,863	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.7%
Globe Life, Inc.	United States	3.4
Gentex Corp.	United States	3.4
Thor Industries, Inc.	United States	3.3
Arch Capital Group Ltd.	United States	3.2
AMERCO	United States	3.1
IAC/InterActiveCorp	United States	2.9
Progressive Corp. (The)	United States	2.9
Air Lease Corp.	United States	2.8
DENTSPLY SIRONA, Inc.	United States	2.8

Total		31.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	31

Artisan Select Equity Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 95.7%

AEROSPACE & DEFENSE - 2.6%
BAE Systems plc(1)(2)	42		$273

AIR FREIGHT & LOGISTICS - 3.6%
FedEx Corp.	3		370

AIRLINES - 2.9%
Southwest Airlines Co.	8		297

BANKS - 6.5%
Citigroup, Inc.	10		405
Wells Fargo & Co.	9		270

			675
CAPITAL MARKETS - 4.1%
Bank of New York Mellon Corp. (The)	13		422

CONSTRUCTION MATERIALS - 3.1%
HeidelbergCement AG(1)(2)	7		326

CONSUMER FINANCE - 5.7%
American Express Co.	7		586

DIVERSIFIED FINANCIAL SERVICES - 3.5%
Berkshire Hathaway, Inc., Class B*	2		361

HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
DENTSPLY SIRONA, Inc.	15		595

HEALTH CARE PROVIDERS & SERVICES - 5.0%
Anthem, Inc.	2		517

INSURANCE - 7.6%
Marsh & McLennan Cos., Inc.	4		335
Progressive Corp. (The)	6		457

			792
INTERACTIVE MEDIA & SERVICES - 11.2%
Alphabet, Inc., Class A*	–	(3)	579
Facebook, Inc., Class A*	3		579

			1,158
INTERNET & DIRECT MARKETING RETAIL - 8.5%
Booking Holdings, Inc.*	–	(3)	556
Expedia Group, Inc.	6		327

			883
	Shares Held		Value
IT SERVICES - 8.7%
Cognizant Technology Solutions Corp., Class A	11		500
Visa, Inc., Class A	2		398

			898
SOFTWARE - 5.8%
Oracle Corp.	12		602

SPECIALTY RETAIL - 3.5%
Advance Auto Parts, Inc.	4		361

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
Samsung Electronics Co. Ltd.(1)(2)	12		459

TEXTILES, APPAREL & LUXURY GOODS - 3.3%
Cie Financiere Richemont SA(1)(2)	6		337

Total common stocks (Cost $11,763)			9,912

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	134		134
Federated Treasury Obligations Fund - Institutional Class, 0.27%	131		131
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	130		130

Total short-term investments (Cost $395)			395

Total Investments - 99.5% (Cost $12,158)			10,307

Other assets less liabilities - 0.5%			53

Total net assets - 100.0%(4)			$10,360

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Cie Financiere Richemont SA	Switzerland	Swiss franc
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

32	Artisan Partners Funds

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,395, or 13.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,158	11.2%
Consumer Discretionary	1,582	15.4
Financials	2,835	27.5
Health Care	1,112	10.8
Industrials	940	9.1
Information Technology	1,959	19.0
Materials	326	3.2
Short-Term Investments	395	3.8

Total investments	$10,307	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$273	2.6%
Euro	326	3.2
Korean won	459	4.4
Swiss franc	337	3.3
U.S. dollar	8,912	86.5

Total investments	$10,307	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	5.8%
DENTSPLY SIRONA, Inc.	United States	5.7
American Express Co.	United States	5.7
Facebook, Inc.	United States	5.6
Alphabet, Inc.	United States	5.6
Booking Holdings, Inc.	United States	5.4
Anthem, Inc.	United States	5.0
Cognizant Technology Solutions Corp.	United States	4.8
Samsung Electronics Co. Ltd.	South Korea	4.4
Progressive Corp. (The)	United States	4.4

Total		52.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

Artisan Small Cap Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.3%

AEROSPACE & DEFENSE - 6.2%
BWX Technologies, Inc.	415	$20,227
Cubic Corp.	414	17,106
Teledyne Technologies, Inc.*	230	68,401

		105,734
BANKS - 0.2%
Webster Financial Corp.	159	3,633

BIOTECHNOLOGY - 14.8%
Acceleron Pharma, Inc.*	273	24,505
Argenx SE, ADR*(1)	258	33,977
Ascendis Pharma A/S, ADR*(1)	358	40,296
Halozyme Therapeutics, Inc.*	3,275	58,912
Iovance Biotherapeutics, Inc.*	964	28,860
Orchard Therapeutics plc, ADR*(1)	1,339	10,085
Radius Health, Inc.*	638	8,291
Sage Therapeutics, Inc.*	112	3,220
Veracyte, Inc.*	1,447	35,180
Y-mAbs Therapeutics, Inc.*	292	7,626

		250,952
BUILDING PRODUCTS - 0.5%
Trex Co., Inc.*	103	8,252

CAPITAL MARKETS - 0.9%
Morningstar, Inc.	129	15,002

CHEMICALS - 0.2%
Ingevity Corp.*	87	3,063

DIVERSIFIED CONSUMER SERVICES - 4.8%
Bright Horizons Family Solutions, Inc.*	225	22,957
Chegg, Inc.*	1,617	57,868

		80,825
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Cognex Corp.	276	11,647
Coherent, Inc.*	69	7,336
Novanta, Inc.*	486	38,839

		57,822
ENTERTAINMENT - 3.7%
Zynga, Inc., Class A*	9,254	63,387

FOOD & STAPLES RETAILING - 0.7%
Casey’s General Stores, Inc.	92	12,205
HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
DexCom, Inc.*	205	55,306
Glaukos Corp.*	644	19,859
iRhythm Technologies, Inc.*	71	5,789
Mesa Laboratories, Inc.	48	10,808

		91,762
HEALTH CARE PROVIDERS & SERVICES - 1.1%
HealthEquity, Inc.*	354	17,893

HEALTH CARE TECHNOLOGY - 2.8%
Tabula Rasa HealthCare, Inc.*	622	32,503
Teladoc Health, Inc.*	97	15,051

		47,554
HOTELS, RESTAURANTS & LEISURE - 0.9%
Papa John’s International, Inc.	193	10,313
Wingstop, Inc.	58	4,629

		14,942
IT SERVICES - 0.9%
Evo Payments, Inc., Class A*	253	3,872
LiveRamp Holdings, Inc.*	355	11,686

		15,558
LIFE SCIENCES TOOLS & SERVICES - 3.6%
Adaptive Biotechnologies Corp.*	329	9,127
NeoGenomics, Inc.*	1,769	48,833
Repligen Corp.*	41	3,959

		61,919
MACHINERY - 5.5%
Donaldson Co., Inc.	490	18,925
Ingersoll Rand, Inc.*	1,437	35,633
John Bean Technologies Corp.	518	38,467

		93,025
MEDIA - 1.5%
New York Times Co. (The), Class A	818	25,106

MULTILINE RETAIL - 1.6%
Ollie’s Bargain Outlet Holdings, Inc.*	586	27,158

PHARMACEUTICALS - 0.3%
Tricida, Inc.*	228	5,014

PROFESSIONAL SERVICES - 2.5%
Clarivate Analytics plc*(1)	2,036	42,252

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
Ambarella, Inc.*	268	13,013
Cree, Inc.*	680	24,106

34	Artisan Partners Funds

	Shares Held	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Lattice Semiconductor Corp.*	1,196	$21,312
Monolithic Power Systems, Inc.	221	37,044

		95,475
SOFTWARE - 27.3%
ACI Worldwide, Inc.*	1,299	31,363
Altair Engineering, Inc., Class A*	187	4,944
Aspen Technology, Inc.*	91	8,664
Avalara, Inc.*	378	28,201
Blackline, Inc.*	1,006	52,901
Coupa Software, Inc.*	294	41,033
Guidewire Software, Inc.*	566	44,915
HubSpot, Inc.*	327	43,575
LivePerson, Inc.*	1,482	33,716
Paylocity Holding Corp.*	40	3,538
PROS Holdings, Inc.*	382	11,856
Q2 Holdings, Inc.*	996	58,805
RealPage, Inc.*	363	19,188
Tyler Technologies, Inc.*	150	44,515
Zscaler, Inc.*	596	36,251

		463,465
SPECIALTY RETAIL - 0.9%
Floor & Decor Holdings, Inc., Class A*	453	14,545

Total common stocks (Cost $1,251,852)		1,616,543

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENT COMPANIES - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	14,596	14,596
Federated Treasury Obligations Fund - Institutional Class, 0.27%	14,167	14,167
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	14,167	14,167

Total short-term investments (Cost $42,930)		42,930

Total investments - 97.8% (Cost $1,294,782)		1,659,473

Other assets less liabilities - 2.2%		37,746

Total net assets - 100.0%(2)		$1,697,219

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Clarivate Analytics plc	United Kingdom	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$88,493	5.3%
Consumer Discretionary	137,470	8.3
Consumer Staples	12,205	0.8
Financials	18,635	1.1
Health Care	475,094	28.6
Industrials	249,263	15.0
Information Technology	632,320	38.1
Materials	3,063	0.2
Short-Term Investments	42,930	2.6

Total investments	$1,659,473	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Teledyne Technologies, Inc.	United States	4.0%
Zynga, Inc.	United States	3.7
Halozyme Therapeutics, Inc.	United States	3.5
Q2 Holdings, Inc.	United States	3.5
Chegg, Inc.	United States	3.4
DexCom, Inc.	United States	3.3
Blackline, Inc.	United States	3.1
NeoGenomics, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.6
Tyler Technologies, Inc.	United States	2.6

Total		32.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

Artisan Sustainable Emerging Markets Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

ARGENTINA - 2.6%
Globant SA*	3	$295
MercadoLibre, Inc.*	2	778

		1,073
BRAZIL - 5.9%
Arco Platform Ltd., Class A*	10	424
Cia Energetica de Minas Gerais (Preference)	166	285
Grupo SBF SA*	46	212
Itau Unibanco Holding SA (Preference)	121	541
Linx SA	68	221
Petroleo Brasileiro SA*	103	280
Vale SA*	53	440

		2,403
CHILE - 0.8%
Empresa Nacional de Telecomunicaciones SA*	77	324

CHINA - 28.2%
Alibaba Group Holding Ltd., ADR*	19	3,739
Alibaba Group Holding Ltd.*(1)	17	393
Baidu, Inc., ADR*	5	522
Baozun, Inc., ADR*	14	378
China Life Insurance Co. Ltd., Class H(1)	279	547
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	1,524	692
Estun Automation Co. Ltd., Class A(1)	314	408
Haier Smart Home Co. Ltd., Class A(1)	161	328
iQIYI, Inc., ADR*	20	348
Noah Holdings Ltd., ADR*	21	548
Prosus NV*(1)	19	1,349
Sinopharm Group Co. Ltd., Class H(1)	208	466
Tencent Music Entertainment Group, ADR*	21	214
Trip.com Group Ltd., ADR*	23	534
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(1)	35	390
Zhuzhou CRRC Times Electric Co. Ltd., Class H(1)	203	600

		11,456
COLOMBIA - 1.0%
Banco Davivienda SA (Preference)	53	401

GREECE - 1.6%
Alpha Bank AE*(1)	265	207
JUMBO SA(1)	33	452

		659
HONG KONG - 4.9%
AIA Group Ltd.(1)	96	862
China High Precision Automation Group Ltd.*(1)(2)	9,066	–
Sino Biopharmaceutical Ltd.(1)	866	1,135

		1,997
INDIA - 9.7%
Havells India Ltd.(1)	63	399
ICICI Bank Ltd.(1)	175	767
Kajaria Ceramics Ltd.(1)	104	510
Metropolis Healthcare Ltd.(1)	20	342
Phoenix Mills Ltd. (The)(1)	69	515
Reliance Industries Ltd.(1)	72	1,061
Westlife Development Ltd.*(1)	84	353

		3,947
INDONESIA - 3.9%
Astra International Tbk. PT(1)	1,074	256
Bank Rakyat Indonesia Persero Tbk. PT(1)	2,434	448
Indofood CBP Sukses Makmur Tbk. PT(1)	642	401
Telekomunikasi Indonesia Persero Tbk. PT(1)	2,473	478

		1,583
MEXICO - 0.5%
Cemex SAB de CV	1,003	210

Panama - 0.8%
Copa Holdings SA, Class A	7	327

PERU - 1.4%
Credicorp Ltd.	4	568

RUSSIA - 9.7%
LSR Group PJSC, GDR(1)	170	239
Lukoil PJSC, ADR(1)	13	804
MMC Norilsk Nickel PJSC, ADR(1)	31	777
Polyus PJSC, GDR(1)	16	1,052
Sberbank of Russia PJSC(1)	312	742
Yandex NV, Class A*	10	330

		3,944
SAUDI ARABIA - 0.5%
Leejam Sports Co. JSC(1)	13	183

SOUTH AFRICA - 1.2%
FirstRand Ltd.(1)	117	262
Foschini Group Ltd. (The)(1)	59	222

		484

36	Artisan Partners Funds

	Shares Held		Value
SOUTH KOREA - 11.4%
BGF retail Co. Ltd.(1)	5		$521
Medy-Tox, Inc.(1)	–	(3)	8
Samsung Biologics Co. Ltd.*(1)	2		698
Samsung Electronics Co. Ltd.(1)	76		2,946
Shinhan Financial Group Co. Ltd.(1)	19		442

			4,615
TAIWAN - 12.9%
E Ink Holdings, Inc.(1)	744		597
MediaTek, Inc.(1)	73		775
Sunny Friend Environmental Technology Co. Ltd.(1)	126		964
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	327		2,916

			5,252
THAILAND - 0.5%
Bangkok Bank PCL, NVDR(1)	69		213

TURKEY - 0.8%
Global Ports Holding plc(1)	90		66
Turkiye Sinai Kalkinma Bankasi A/S*(1)	1,997		278

			344

Total common stocks (Cost $43,485)			39,983

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	250		250
Federated Treasury Obligations Fund - Institutional Class, 0.27%	242		242
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	242		242

Total short-term investments (Cost $734)			734

Total investments - 100.1% (Cost $44,219)			40,717

Other assets less liabilities - (0.1)%			(53)

Total net assets - 100.0%(4)			$40,664

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $28,064, or 69.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Amount less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$2,216	5.4%
Consumer Discretionary	9,601	23.6
Consumer Staples	922	2.3
Energy	2,145	5.3
Financials	6,826	16.8
Health Care	3,341	8.2
Industrials	3,274	8.0
Information Technology	8,140	20.0
Materials	2,479	6.1
Real Estate	754	1.8
Utilities	285	0.7
Short-Term Investments	734	1.8

Total investments	$40,717	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,979	4.9%
British pound	66	0.2
Chilean peso	324	0.8
Chinese yuan renminbi offshore	1,126	2.8
Colombian peso	401	1.0
Euro	2,008	4.9
Hong Kong dollar	4,695	11.5
Indian rupee	3,947	9.7
Indonesian rupiah	1,583	3.9
Korean won	4,615	11.3
Mexican peso	210	0.5
New Taiwan dollar	5,252	12.9
Saudi riyal	183	0.4
South African rand	484	1.2
Thai baht	213	0.5
Turkish lira	278	0.7
U.S. dollar	13,353	32.8

Total investments	$40,717	100.0%

Artisan Partners Funds	37

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alibaba Group Holding Ltd.	China	10.2%
Samsung Electronics Co. Ltd.	South Korea	7.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.2
Prosus NV	China	3.3
Sino Biopharmaceutical Ltd.	Hong Kong	2.8
Reliance Industries Ltd.	India	2.6
Polyus PJSC	Russia	2.6
Sunny Friend Environmental Technology Co. Ltd.	Taiwan	2.4
AIA Group Ltd.	Hong Kong	2.1
Lukoil PJSC	Russia	2.0

Total		42.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

Artisan Thematic Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 78.8%

CAPITAL MARKETS - 17.3%
BlackRock, Inc.	99	$43,514
Blackstone Group, Inc. (The), Class A	494	22,489
Intercontinental Exchange, Inc.	441	35,613
Moody’s Corp.	143	30,303
S&P Global, Inc.	105	25,787

		157,706
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.2%
American Tower Corp.	79	17,140
Equinix, Inc.	28	17,780
SBA Communications Corp.	80	21,674

		56,594
INSURANCE - 3.5%
Aon plc	142	23,370
Willis Towers Watson plc	48	8,135

		31,505
INTERACTIVE MEDIA & SERVICES - 5.8%
Tencent Holdings Ltd.(1)(2)	1,078	52,570

INTERNET & DIRECT MARKETING RETAIL - 9.1%
Amazon.com, Inc.*	28	55,103
JD.com, Inc., ADR*(1)	681	27,598

		82,701
IT SERVICES - 8.1%
Fidelity National Information Services, Inc.	378	45,981
VeriSign, Inc.*	155	27,830

		73,811
MEDIA - 3.4%
Charter Communications, Inc., Class A*	72	31,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
Advanced Micro Devices, Inc.*	490	22,268
Micron Technology, Inc.*	432	18,151
NVIDIA Corp.	143	37,603

		78,022
SOFTWARE - 5.1%
Microsoft Corp.(3)	297	46,816

SPECIALTY RETAIL - 7.0%
O’Reilly Automotive, Inc.*	87	26,306
TJX Cos., Inc. (The)	784	37,465

		63,771
WIRELESS TELECOMMUNICATION SERVICES - 4.7%
T-Mobile US, Inc.*	506	42,495

Total common stocks (Cost $680,256)		717,387
	No. of Contracts‡	Value
OPTIONS PURCHASED - 5.0%

CALL OPTION - 4.8%
EQUITY FUNDS - 4.8%
SPDR S&P 500 ETF Trust 5/15/2020 at USD 110.00; Notional Amount: USD 67,287	2,957	43,367

Total call option		43,367

PUT OPTIONS - 0.2%
INTERNET & DIRECT MARKETING RETAIL - 0.1%
Amazon.com, Inc. 4/17/2020 at USD 1,850.00; Notional Amount: USD 61,611	316	1,111

SOFTWARE - 0.1%
Microsoft Corp. 4/17/2020 at USD 150.00; Notional Amount: USD 44,947	2,850	1,233

Total put options		2,344

Total options purchased (Cost $38,795)		45,711

	Shares Held
SHORT-TERM INVESTMENTS - 7.0%

INVESTMENT COMPANIES - 7.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	21,809	21,809
Federated Treasury Obligations Fund - Institutional Class, 0.27%	21,168	21,168
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	21,168	21,168

Total short-term investments (Cost $64,145)		64,145

Total investments - 90.8% (Cost $783,196)		$827,243

WRITTEN OPTION CONTRACTS - (0.1)%
(Premiums received $(1,207))		(1,090)

Other assets less liabilities - 9.3%		85,151

Total net assets - 100.0%(4)		$911,304

Artisan Partners Funds	39

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
JD.com, Inc.	China	U.S. dollar
Tencent Holdings Ltd.	China	Hong Kong dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $52,570, or 5.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depository Receipts

USD - U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$126,461	15.3%
Consumer Discretionary	146,472	17.7
Financials	189,211	22.9
Information Technology	198,649	24.0
Real Estate	56,594	6.8
Options Purchased	45,711	5.5
Short-Term Investments	64,145	7.8

Total investments	$827,243	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Hong Kong dollar	$52,570	6.4%
U.S. dollar	774,673	93.6

Total investments	$827,243	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.2%
Tencent Holdings Ltd.	China	5.8
Microsoft Corp.	United States	5.2
Fidelity National Information Services, Inc.	United States	5.0
BlackRock, Inc.	United States	4.8
SPDR S&P 500 ETF Trust	United States	4.8
T-Mobile US, Inc.	United States	4.7
NVIDIA Corp.	United States	4.2
TJX Cos., Inc. (The)	United States	4.1
Intercontinental Exchange, Inc.	United States	3.9

Total		48.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

40	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS Dollar values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	137,134	USD	19,275	JPM	5/6/2020	$53
USD	28,222	CAD	37,468	JPM	5/6/2020	1,587
USD	170,748	CNH	1,196,829	JPM	5/6/2020	2,064

	Total unrealized appreciation					3,704

CAD	37,468	USD	27,415	JPM	5/6/2020	(780)
CNH	1,011,474	USD	144,577	JPM	5/6/2020	(2,017)
USD	69,138	CNH	493,733	JPM	5/6/2020	(451)

	Total unrealized depreciation					(3,248)

	Net unrealized appreciation					$456

CAD - Canadian dollar

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

JPM - JPMorgan Chase Bank, N.A.

WRITTEN OPTION CONTRACTS
Call Options Dollar value in thousands
Number of Contracts	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
316	Amazon.com, Inc.	$2,070.00	$(61,611)	04/17/20	$(633)	$(506)	$127
2,850	Microsoft Corp.	170.00	(44,947)	04/17/20	(574)	(584)	(10)

Total written option contracts					$(1,207)	$(1,090)	$117

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

Artisan Value Fund

Schedule of Investments – March 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

AEROSPACE & DEFENSE - 5.7%
Airbus SE(1)(2)	82	$5,340
Raytheon Co.	64	8,361
United Technologies Corp.	53	4,964

		18,665
AIR FREIGHT & LOGISTICS - 3.3%
FedEx Corp.	90	10,863

AUTO COMPONENTS - 2.0%
Cie Generale des Etablissements Michelin SCA(1)(2)	74	6,567

BANKS - 4.1%
Citigroup, Inc.	244	10,278
Truist Financial Corp.	100	3,086

		13,364
CAPITAL MARKETS - 4.8%
E*TRADE Financial Corp.	215	7,370
Goldman Sachs Group, Inc. (The)	53	8,177

		15,547
CHEMICALS - 3.0%
Celanese Corp.	73	5,364
DuPont de Nemours, Inc.	124	4,240

		9,604
COMMUNICATIONS EQUIPMENT - 3.5%
Cisco Systems, Inc.	287	11,277

CONSUMER FINANCE - 2.6%
Synchrony Financial	526	8,460

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Berkshire Hathaway, Inc., Class B*	97	17,735

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
GCI Liberty, Inc., Class A*	13	725

HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Medtronic plc	80	7,199

HEALTH CARE PROVIDERS & SERVICES - 3.3%
Fresenius Medical Care AG & Co. KGaA(1)(2)	161	10,714

HOTELS, RESTAURANTS & LEISURE - 2.3%
Marriott International, Inc., Class A	99	7,400

INSURANCE - 2.2%
Arch Capital Group Ltd.*	249	7,093

INTERACTIVE MEDIA & SERVICES - 10.1%
Alphabet, Inc., Class C*	18	20,449
Facebook, Inc., Class A*	73	12,238

		32,687
INTERNET & DIRECT MARKETING RETAIL - 4.3%
Booking Holdings, Inc.*	10	13,862

MEDIA - 5.1%
Comcast Corp., Class A	390	13,401
ViacomCBS, Inc.	218	3,052

		16,453
OIL, GAS & CONSUMABLE FUELS - 1.0%
EOG Resources, Inc.	92	3,287

PHARMACEUTICALS - 7.4%
Allergan plc	66	11,655
Sanofi(1)(2)	140	12,302

		23,957
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
NXP Semiconductors NV(1)	81	6,700

SOFTWARE - 1.8%
Oracle Corp.	122	5,877

SPECIALTY RETAIL - 2.3%
AutoNation, Inc.*	269	7,545

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.0%
Apple, Inc.	38	9,608
Samsung Electronics Co. Ltd. (Preference)(1)(2)	308	10,051

		19,659
TOBACCO - 8.3%
Altria Group, Inc.	272	10,504
Philip Morris International, Inc.	136	9,924
Swedish Match AB(1)(2)	116	6,617

		27,045
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Corp.	436	9,646

Total common stocks (Cost $312,386)		311,931

42	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20%	3,825	$3,825
Federated Treasury Obligations Fund - Institutional Class, 0.27%	3,713	3,713
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.29%	3,713	3,713

Total short-term investments (Cost $11,251)		11,251

Total investments - 99.6% (Cost $323,637)		323,182

Other assets less liabilities - 0.4%		1,316

Total net assets - 100.0%(3)		$324,498

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $51,591, or 15.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$49,865	15.4%
Consumer Discretionary	35,374	10.9
Consumer Staples	27,045	8.4
Energy	3,287	1.0
Financials	62,199	19.2
Health Care	41,870	13.0
Industrials	39,174	12.1
Information Technology	43,513	13.5
Materials	9,604	3.0
Short-Term Investments	11,251	3.5

Total investments	$323,182	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$34,923	10.8%
Korean won	10,051	3.1
Swedish krona	6,617	2.1
U.S. dollar	271,591	84.0

Total investments	$323,182	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	6.3%
Berkshire Hathaway, Inc.	United States	5.5
Booking Holdings, Inc.	United States	4.3
Comcast Corp.	United States	4.1
Sanofi	France	3.8
Facebook, Inc.	United States	3.8
Allergan plc	United States	3.6
Cisco Systems, Inc.	United States	3.5
FedEx Corp.	United States	3.3
Fresenius Medical Care AG & Co. KGaA	Germany	3.3

Total		41.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2020 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$3,148,821	$120,053	$157,693		$2,990,061
Short-term investments (investment companies), at value	20,402	7,249	5,316		99,292
Total investments	3,169,223	127,302	163,009		3,089,353
Cash	–	–	–	(1)	–	(1)
Foreign currency	16,736	3	5		3,040
Receivable from investments sold	77,026	831	3,184		15,187
Receivable from fund shares sold	27,857	114	224		5,093
Receivable from the Adviser	–	6	–		–
Dividends and interest receivable	315	30	298		1,262
Other assets	121	9	20		172
Total assets	3,291,278	128,295	166,740		3,114,107
LIABILITIES:
Payable for investments purchased	90,654	858	4,893		26,972
Payable for fund shares redeemed	2,308	129	75		2,697
Payable for operating expenses	521	59	109		512
Payable for management fees	445	17	20		370
Payable for deferred director’s compensation	82	5	13		123
Total liabilities	94,010	1,068	5,110		30,674
Total net assets	$3,197,268	$127,227	$161,630		$3,083,433
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,650,768	$121,027	$127,992		$2,560,609
Total distributable earnings	546,500	6,200	33,638		522,824
Total net assets	$3,197,268	$127,227	$161,630		$3,083,433
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$294,693	$85,616	$105,426		$932,164
Advisor Shares	$1,822,197	$7,150			$604,979
Institutional Shares	$1,080,378	$34,461	$56,204		$1,546,290
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	21,087,045	6,780,290	6,180,774		38,887,616
Advisor Shares	129,621,770	566,306			25,099,873
Institutional Shares	76,580,812	2,729,406	3,273,328		63,510,500
Net asset value per share
Investor Shares	$13.98	$12.63	$17.06		$23.97
Advisor Shares	$14.06	$12.63			$24.10
Institutional Shares	$14.11	$12.63	$17.17		$24.35
Cost of total investments	$2,531,794	$118,173	$147,850		$2,649,654
Cost of foreign currency held	$16,714	$3	$14		$3,040

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME	INTERNATIONAL		INTERNATIONAL SMALL-MID
ASSETS:
Investments in securities, unaffiliated, at value	$2,023,629		$3,026,588	$7,994,486		$1,519,769
Short-term investments (investment companies), at value	16,202		288,541	266,456		52,340
Total investments	2,039,831		3,315,129	8,260,942		1,572,109
Cash	–	(1)	–	–	(1)	6
Due from broker	–		6,290	–		–
Foreign currency	–	(1)	–	5,923		405
Unrealized appreciation on foreign currency forward contracts	440		–	–		–
Receivable from investments sold	8,897		35,720	93,112		24,289
Receivable from fund shares sold	10,586		32,009	15,390		14,599
Receivable for variation margin on futures contracts	–		719	–		–
Dividends and interest receivable	14,222		47,125	30,628		4,522
Other assets	194		193	712		123
Total assets	2,074,170		3,437,185	8,406,707		1,616,053
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	242		–	–		–
Due to Custodian	–		15,350	–		–
Payable for fund shares redeemed	12,411		13,617	13,001		3,272
Payable for investments purchased	8,026		131,580	77,384		26,888
Dividends payable	–		3,710	–		–
Payable for operating expenses	397		651	2,261		268
Payable for management fees	281		303	1,062		225
Payable for deferred director’s compensation	132		119	616		36
Total liabilities	21,489		165,330	94,324		30,689
Total net assets	$2,052,681		$3,271,855	$8,312,383		$1,585,364
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,361,934		$3,839,718	$7,286,125		$1,748,075
Total distributable earnings (loss)	(309,253)		(567,863)	1,026,258		(162,711)
Total net assets	$2,052,681		$3,271,855	$8,312,383		$1,585,364
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$304,277		$691,816	$2,786,280		$256,104
Advisor Shares	$316,972		$1,659,281	$1,717,592		$668,872
Institutional Shares	$1,431,432		$920,758	$3,808,511		$660,388
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	23,734,099		83,294,764	106,382,486		21,213,578
Advisor Shares	24,785,322		199,867,716	65,757,188		55,370,873
Institutional Shares	111,631,261		110,932,159	144,626,515		54,095,188
Net asset value per share
Investor Shares	$12.82		$8.31	$26.19		$12.07
Advisor Shares	$12.79		$8.30	$26.12		$12.08
Institutional Shares	$12.82		$8.30	$26.33		$12.21
Cost of total investments	$2,265,175		$3,764,861	$7,471,251		$1,705,718
Cost of foreign currency held	$–	(1)	$–	$6,941		$403

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE		SELECT EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$10,547,787		$4,269,878		$1,434,864		$9,912
Short-term investments (investment companies), at value	162,374		92,227		33,999		395
Total investments	10,710,161		4,362,105		1,468,863		10,307
Cash	–	(1)	–		–	(1)	–	(1)
Foreign currency	24		–	(1)	–		–
Unrealized appreciation on foreign currency forward contracts	7,372		–		–		–
Receivable from investments sold	2,542		10,431		24,491		–
Receivable from fund shares sold	80,580		7,655		10,851		1
Receivable from the Adviser	–		–		–		2
Dividends and interest receivable	108,831		683		2,760		5
Other assets	742		358		232		57
Total assets	10,910,252		4,381,232		1,507,197		10,372
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	3,531		–		–		–
Payable for fund shares redeemed	34,942		5,933		2,402		–
Payable for investments purchased	6,425		23,910		33,631		–
Payable for operating expenses	1,919		942		724		11
Payable for management fees	1,374		557		195		1
Payable for deferred director’s compensation	622		297		184		–
Total liabilities	48,813		31,639		37,136		12
Total net assets	$10,861,439		$4,349,593		$1,470,061		$10,360
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$12,159,672		$3,269,117		$1,424,365		$12,568
Total distributable earnings (loss)	(1,298,233)		1,080,476		45,696		(2,208)
Total net assets	$10,861,439		$4,349,593		$1,470,061		$10,360
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,668,071		$1,377,697		$476,932		$401
Advisor Shares	$3,425,992		$382,774		$455,938		$1,204
Institutional Shares	$5,767,376		$2,589,122		$537,191		$8,755
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	62,262,844		44,325,871		38,807,760		49,974
Advisor Shares	128,117,611		12,175,058		37,213,155		150,230
Institutional Shares	214,728,071		73,398,406		43,811,241		1,091,756
Net asset value per share
Investor Shares	$26.79		$31.08		$12.29		$8.02
Advisor Shares	$26.74		$31.44		$12.25		$8.02
Institutional Shares	$26.86		$35.27		$12.26		$8.02
Cost of total investments	$11,565,435		$3,356,118		$1,514,071		$12,158
Cost of foreign currency held	$2		$–	(1)	$–		$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SUSTAINABLE EMERGING MARKETS		THEMATIC		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,616,543	$39,983		$763,098		$311,931
Short-term investments (investment companies), at value	42,930	734		64,145		11,251
Total investments	1,659,473	40,717		827,243		323,182
Cash	–	–	(1)	–	(1)	–	(1)
Foreign currency	–	48		–	(1)	–	(1)
Unrealized appreciation on foreign currency forward contracts	–	–		3,704		–
Receivable from investments sold	10,487	–		176,840		–
Receivable from fund shares sold	32,664	19		6,801		1,665
Receivable from the Adviser	–	4		–		2
Dividends and interest receivable	161	102		191		814
Other assets	121	14		53		47
Total assets	1,702,906	40,904		1,014,832		325,710
LIABILITIES:
Written options, at value	–	–		1,090	(2)	–
Unrealized depreciation on foreign currency forward contracts	–	–		3,248		–
Payable for investments purchased	3,426	–		98,538		–
Payable for fund shares redeemed	1,567	64		346		976
Payable for operating expenses	405	133		170		174
Payable for management fees	218	6		124		33
Payable for deferred director’s compensation	71	8		12		29
Payable for foreign taxes	–	29		–		–
Total liabilities	5,687	240		103,528		1,212
Total net assets	$1,697,219	$40,664		$911,304		$324,498
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,290,588	$180,030		$952,978		$315,305
Total distributable earnings (loss)	406,631	(139,366)		(41,674)		9,193
Total net assets	$1,697,219	$40,664		$911,304		$324,498
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$530,783	$35,750		$187,031		$100,340
Advisor Shares	$559,438			$440,028		$83,873
Institutional Shares	$606,998	$4,914		$284,245		$140,285
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	18,481,617	2,946,774		13,456,904		10,435,508
Advisor Shares	19,383,332			31,656,900		8,760,620
Institutional Shares	20,662,065	401,396		20,440,126		14,627,546
Net asset value per share
Investor Shares	$28.72	$12.13		$13.90		$9.62
Advisor Shares	$28.86			$13.90		$9.57
Institutional Shares	$29.38	$12.24		$13.91		$9.59
Cost of total investments	$1,294,782	$44,219		$783,196		$323,637
Cost of foreign currency held	$–	$54		$–	(1)	$–	(1)

(1)	Amount rounds to less than $1
(2)	Written options, premiums received $1,207

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2020 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$3,778	$191	$809	$14,471
Total investment income	3,778	191	809	14,471
EXPENSES:
Management fees	15,900	589	1,135	15,668
Transfer agent fees
Investor Shares	392	110	149	1,316
Advisor Shares	844	5		335
Institutional Shares	20	5	17	20
Custodian fees	166	17	19	68
Accounting fees	34	35	34	34
Professional fees	81	25	33	69
Registration fees
Investor Shares	11	8	6	21
Advisor Shares	23	1		15
Institutional Shares	14	1	8	12
Director’s fees	62	3	6	76
Other operating expenses	140	11	14	117
Total operating expenses	17,687	810	1,421	17,751
Less amounts waived or paid by the Adviser	–	(17)	–	–
Net expenses	17,687	793	1,421	17,751
Net investment (loss)	(13,909)	(602)	(612)	(3,280)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	10,287	(877)	30,492	117,516
Foreign currency related transactions	(1,593)	(7)	(63)	(351)
Total realized gain (loss)	8,694	(884)	30,429	117,165
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	92,195	(6,456)	(41,649)	(296,348)
Foreign currency related transactions	1,056	– (3)	46	45
Total increase (decrease) in unrealized appreciation or depreciation	93,251	(6,456)	(41,603)	(296,303)
Net gain (loss) on investments and foreign currency related transactions	101,945	(7,340)	(11,174)	(179,138)
Net increase (decrease) in net assets resulting from operations	$88,036	$(7,942)	$(11,786)	$(182,418)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$123	$4	$20	$198
(2) Net of foreign taxes on realized gains	$–	$(7)	$–	$–
(3) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$23,534	$1,339	$36,509	$6,740
Interest	–	132,707	–	–
Total investment income	23,534	134,046	36,509	6,740
EXPENSES:
Management fees	14,628	12,791	48,665	8,207
Transfer agent fees
Investor Shares	564	1,029	4,452	281
Advisor Shares	282	1,102	869	319
Institutional Shares	20	20	27	18
Custodian fees	76	18	458	70
Accounting fees	34	69	34	34
Professional fees	72	84	220	48
Registration fees
Investor Shares	16	22	34	21
Advisor Shares	16	34	16	47
Institutional Shares	17	17	33	13
Director’s fees	67	79	231	30
Other operating expenses	105	175	423	56
Total operating expenses	15,897	15,440	55,462	9,144
Net investment income (loss)	7,637	118,606	(18,953)	(2,404)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	28,493	(28,339)	428,673	(8,820)
Foreign currency forward contracts	1,863	–	–	–
Foreign currency related transactions	(57)	–	(1,400)	(118)
Futures contracts	–	(4,401)	–	–
Total realized gain (loss)	30,299	(32,740)	427,273	(8,938)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(688,030)	(464,224)	(1,883,638)	(230,614)
Foreign currency forward contracts	(2,436)	–	–	–
Foreign currency related transactions	112	–	966	39
Futures contracts	–	(17,895)	–	–
Unfunded loan commitments	–	10	–	–
Total decrease in unrealized appreciation or depreciation	(690,354)	(482,109)	(1,882,672)	(230,575)
Net loss on investments and foreign currency related transactions	(660,055)	(514,849)	(1,455,399)	(239,513)
Net decrease in net assets resulting from operations	$(652,418)	$(396,243)	$(1,474,352)	$(241,917)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,209	$–	$1,783	$468

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE	SELECT EQUITY(1)
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$122,971	$11,373	$25,016	$10
Total investment income	122,971	11,373	25,016	10
EXPENSES:
Management fees	66,798	23,775	9,944	6
Transfer agent fees
Investor Shares	3,084	1,910	874	3
Advisor Shares	2,076	189	201	3
Institutional Shares	26	27	19	3
Custodian fees	576	39	15	– (3)
Accounting fees	34	22	26	– (3)
Professional fees	246	109	74	2
Registration fees
Investor Shares	32	14	14	2
Advisor Shares	41	14	9	2
Institutional Shares	34	28	16	2
Director’s fees	315	111	48	– (3)
Other operating expenses	543	231	215	1
Total operating expenses	73,805	26,469	11,455	24
Less amounts waived or paid by the Adviser	–	–	–	(15)
Net expenses	73,805	26,469	11,455	9
Net investment income (loss)	49,166	(15,096)	13,561	1
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(287,305)	246,872	103,209	(351)
Foreign currency forward contracts	15,527	–	–	–
Foreign currency related transactions	127	8	–	(7)
Total realized gain (loss)	(271,651)	246,880	103,209	(358)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(2,722,640)	(451,154)	(724,932)	(1,851)
Foreign currency forward contracts	(14,435)	–	–	–
Foreign currency related transactions	827	– (3)	–	–
Total decrease in unrealized appreciation or depreciation	(2,736,248)	(451,154)	(724,932)	(1,851)
Net loss on investments and foreign currency related transactions	(3,007,899)	(204,274)	(621,723)	(2,209)
Net decrease in net assets resulting from operations	$(2,958,733)	$(219,370)	$(608,162)	$(2,208)

(1) For the period from commencement of operations (February 28, 2020) through March 31, 2020.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$13,903	$–	$121	$–
(3) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2020 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SUSTAINABLE EMERGING MARKETS	THEMATIC	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$2,131	$988	$4,327	$3,498
Interest	–	– (2)	–	–
Total investment income	2,131	988	4,327	3,498
EXPENSES:
Management fees	9,248	270	4,063	1,532
Transfer agent fees
Investor Shares	751	75	256	180
Advisor Shares	328		301	59
Institutional Shares	18	17	5	18
Custodian fees	12	16	14	6
Accounting fees	26	34	34	24
Professional fees	46	42	28	29
Registration fees
Investor Shares	8	4	13	6
Advisor Shares	16		19	4
Institutional Shares	8	4	1	8
Director’s fees	41	2	16	9
Other operating expenses	99	11	26	44
Total operating expenses	10,601	475	4,776	1,919
Less amounts waived or paid by the Adviser	–	(116)	–	(17)
Net expenses	10,601	359	4,776	1,902
Net investment income (loss)	(8,470)	629	(449)	1,596
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	71,467	(926)	(77,991)	17,424
Foreign currency forward contracts	–	–	87	–
Foreign currency related transactions	–	– (2)	(4)	1
Written options	–	–	1,016	–
Total realized gain (loss)	71,467	(926)	(76,892)	17,425
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(174,550)	(9,344)	(1,365)	(107,801)
Foreign currency forward contracts	–	–	(92)	–
Foreign currency related transactions	–	(4)	– (2)	(2)
Written options	–	–	117	–
Total decrease in unrealized appreciation or depreciation	(174,550)	(9,348)	(1,340)	(107,803)
Net loss on investments and foreign currency related transactions	(103,083)	(10,274)	(78,232)	(90,378)
Net decrease in net assets resulting from operations	$(111,553)	$(9,645)	$(78,681)	$(88,782)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$50	$39	$59
(2) Amount rounds to less than $1
(3) Net of foreign taxes on realized gains	$–	$4	$–	$–
(4) Net of increase in foreign taxes on unrealized gains	$–	$127	$–	$–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		GLOBAL DISCOVERY
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment loss	$(13,909)	$(5,801)	$(602)	$(533)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	10,287	17,101	(877)	(1,024)
Foreign currency related transactions	(1,593)	220	(7)	1
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	92,195	360,537	(6,456)	9,229
Foreign currency related transactions	1,056	(995)	– (2)	– (2)
Net increase (decrease) in net assets resulting from operations	88,036	371,062	(7,942)	7,673
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(45)	–	–
Advisor Shares	–	(609)	–
Institutional Shares	(56)	(230)	–
Total distributions to shareholders	(56)	(884)	–	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	447,513	100,622	27,846	24,329
Total increase in net assets	535,493	470,800	19,904	32,002
Net assets, beginning of period	2,661,775	2,190,975	107,323	75,321
Net assets, end of period	$3,197,268	$2,661,775	$127,227	$107,323

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(612)	$25	$(3,280)	$3,941
Net realized gain (loss) on:
Investments, from unaffiliated issuers	30,492	13,230	117,516	222,938
Foreign currency related transactions	(63)	(14)	(351)	(30)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(41,649)	(4,529)	(296,348)	(90,528)
Foreign currency related transactions	46	(63)	45	(23)
Net increase (decrease) in net assets resulting from operations	(11,786)	8,649	(182,418)	136,298
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(10,288)	(16,503)	(74,481)	(68,096)
Advisor Shares			(43,758)	(31,641)
Institutional Shares	(11,682)	(24,802)	(123,621)	(93,750)
Total distributions to shareholders	(21,970)	(41,305)	(241,860)	(193,487)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(59,569)	(32,416)	112,760	47,054
Total decrease in net assets	(93,325)	(65,072)	(311,518)	(10,135)
Net assets, beginning of period	254,955	320,027	3,394,951	3,405,086
Net assets, end of period	$161,630	$254,955	$3,083,433	$3,394,951

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income	$7,637	$47,082	$118,606	$220,558
Net realized gain (loss) on:
Investments, from unaffiliated issuers	28,493	(765)	(28,339)	(48,346)
Foreign currency forward contracts	1,863	(1,519)	–	–
Foreign currency related transactions	(57)	(180)	–	–
Futures contracts	–	–	(4,401)	(15,310)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(688,030)	(91,871)	(464,224)	6,849
Foreign currency forward contracts	(2,436)	2,772	–	–
Foreign currency related transactions	112	(108)	–	–
Futures contracts	–	–	(17,895)	1,580
Unfunded loan commitments	–	–	10	(33)
Net increase (decrease) in net assets resulting from operations	(652,418)	(44,589)	(396,243)	165,298
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(6,704)	(36,013)	(25,387)	(69,933)
Advisor Shares	(9,262)	(44,524)	(67,157)	(131,657)
Institutional Shares	(32,160)	(118,223)	(26,678)	(32,024)
Total distributions to shareholders	(48,126)	(198,760)	(119,222)	(233,614)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(322,653)	(400,923)	(992)	610,675
Total increase (decrease) in net assets	(1,023,197)	(644,272)	(516,457)	542,359
Net assets, beginning of period	3,075,878	3,720,150	3,788,312	3,245,953
Net assets, end of period	$2,052,681	$3,075,878	$3,271,855	$3,788,312

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(18,953)	$117,234	$(2,404)	$529
Net realized gain (loss) on:
Investments, from unaffiliated issuers	428,673	450,782	(8,820)	21,077
Investments, from affiliated issuers	–	–	–	(1,952)
Foreign currency related transactions	(1,400)	(753)	(118)	(266)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,883,638)	(27,454)	(230,614)	30,363
Investments, from affiliated issuers	–	–	–	(1,745)
Foreign currency related transactions	966	(1,749)	39	(46)
Net increase (decrease) in net assets resulting from operations	(1,474,352)	538,060	(241,917)	47,960
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(205,368)	(359,809)	(343)	(74,416)
Advisor Shares	(115,091)	(186,300)	(1,296)	–
Institutional Shares	(245,714)	(449,372)	(1,966)	(30,412)
Total distributions to shareholders	(566,173)	(995,481)	(3,605)	(104,828)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(206,200)	(1,900,318)	609,878	873,751
Total increase (decrease) in net assets	(2,246,725)	(2,357,739)	364,356	816,883
Net assets, beginning of period	10,559,108	12,916,847	1,221,008	404,125
Net assets, end of period	$8,312,383	$10,559,108	$1,585,364	$1,221,008

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$49,166	$271,113	$(15,096)	$(25,283)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(287,305)	259,418	246,872	537,218
Investments, from affiliated issuers	–	29,177	–	–
Foreign currency forward contracts	15,527	(11,337)	–	–
Foreign currency related transactions	127	(1,525)	8	(9)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(2,722,640)	(665,619)	(451,154)	(373,052)
Investments, from affiliated issuers	–	97,201	–	–
Foreign currency forward contracts	(14,435)	17,654	–	–
Foreign currency related transactions	827	(891)	– (2)	(4)
Net increase (decrease) in net assets resulting from operations	(2,958,733)	(4,809)	(219,370)	138,870
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(81,523)	(170,987)	(191,072)	(345,115)
Advisor Shares	(136,062)	(253,519)	(51,336)	(106,197)
Institutional Shares	(226,033)	(416,576)	(326,991)	(557,303)
Total distributions to shareholders	(443,618)	(841,082)	(569,399)	(1,008,615)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(4,320)	(236,695)	79,890	(236,474)
Total decrease in net assets	(3,406,671)	(1,082,586)	(708,879)	(1,106,219)
Net assets, beginning of period	14,268,110	15,350,696	5,058,472	6,164,691
Net assets, end of period	$10,861,439	$14,268,110	$4,349,593	$5,058,472

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SELECT EQUITY
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Period Ended 3/31/2020(1)(2)
OPERATIONS:
Net investment income	$13,561	$16,125	$1
Net realized gain (loss) on:
Investments, from unaffiliated issuers	103,209	287,026	(351)
Foreign currency related transactions	–	–	(7)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(724,932)	(433,551)	(1,851)
Foreign currency related transactions	–	1	–
Net decrease in net assets resulting from operations	(608,162)	(130,399)	(2,208)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(80,183)	(148,246)	–
Advisor Shares	(62,696)	(116,973)	–
Institutional Shares	(78,963)	(131,142)	–
Total distributions to shareholders	(221,842)	(396,361)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	30,488	(507,601)	12,568
Total increase (decrease) in net assets	(799,516)	(1,034,361)	10,360
Net assets, beginning of period	2,269,577	3,303,938	–
Net assets, end of period	$1,470,061	$2,269,577	$10,360

(1)	Unaudited.
(2)	For the period from commencement of operations (February 28, 2020) through March 31, 2020.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(8,470)	$(13,358)	$629	$658
Net realized gain (loss) on:
Investments, from unaffiliated issuers	71,467	146,505	(926)	(1,098)
Foreign currency related transactions	–	–	– (2)	(38)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(174,550)	(104,719)	(9,344)	1,435
Foreign currency related transactions	–	–	(4)	(6)
Net increase (decrease) in net assets resulting from operations	(111,553)	28,428	(9,645)	951
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(47,579)	(67,769)	(815)	(449)
Advisor Shares	(47,497)	(68,313)
Institutional Shares	(50,532)	(108,871)	(72)	(34)
Total distributions to shareholders	(145,608)	(244,953)	(887)	(483)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	117,412	247,614	(836)	(3,840)
Total increase (decrease) in net assets	(139,749)	31,089	(11,368)	(3,372)
Net assets, beginning of period	1,836,968	1,805,879	52,032	55,404
Net assets, end of period	$1,697,219	$1,836,968	$40,664	$52,032

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	THEMATIC		VALUE
	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019	Six Months Ended 3/31/2020(1)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(449)	$(16)	$1,596	$4,208
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(77,991)	20,511	17,424	12,405
Foreign currency forward contracts	87	2,980	–	–
Foreign currency related transactions	(4)	(7)	1	1
Written options	1,016	(2,175)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,365)	39,516	(107,801)	(30,321)
Foreign currency forward contracts	(92)	473	–	–
Foreign currency related transactions	– (2)	– (2)	(2)	–
Written options	117	4	–	–
Net increase (decrease) in net assets resulting from operations	(78,681)	61,286	(88,782)	(13,707)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(6,980)	(4,461)	(6,095)	(20,958)
Advisor Shares	(21,727)	(2,027)	(4,595)	(15,288)
Institutional Shares	–		(7,269)	(21,766)
Total distributions to shareholders	(28,707)	(6,488)	(17,959)	(58,012)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	327,213	518,873	22,941	(20,709)
Total increase (decrease) in net assets	219,825	573,671	(83,800)	(92,428)
Net assets, beginning of period	691,479	117,808	408,298	500,726
Net assets, end of period	$911,304	$691,479	$324,498	$408,298

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2020(5)	$13.44	(0.08)	0.62	0.54	—	—	—	$13.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (6)	—	— (6)	$13.44
9/30/2018	$12.83	— (6)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(7)	$10.00	— (6)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
3/31/2020(5)	$13.51	(0.07)	0.62	0.55	—	—	—	$14.06
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(7)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
3/31/2020(5)	$13.55	(0.06)	0.62	0.56	— (6)	—	— (6)	$14.11
9/30/2019	$11.23	(0.02)	2.34	2.32	— (6)	—	— (6)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(7)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2020(5)	$13.39	(0.07)	(0.69)	(0.76)	—	—	—	$12.63
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (6)	(0.06)	(0.06)	$12.40
9/30/2017(8)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
Advisor Shares
3/31/2020(5),(9)	$14.96	(0.01)	(2.32)	(2.33)	—	—	—	$12.63
Institutional Shares
3/31/2020(5),(9)	$14.96	(0.02)	(2.31)	(2.33)	—	—	—	$12.63

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2020(5)	4.02%	$294,693	1.35%	n/a	(1.10)%	93.82%
9/30/2019	20.33%	$255,336	1.35%	n/a	(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%	n/a	(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(7)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
3/31/2020(5)	4.07%	$1,822,197	1.15%	n/a	(0.91)%	93.82%
9/30/2019	20.59%	$1,585,519	1.18%	n/a	(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%	n/a	0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(7)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
3/31/2020(5)	4.14%	$1,080,378	1.06%	n/a	(0.81)%	93.82%
9/30/2019	20.71%	$820,920	1.08%	n/a	(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%	n/a	0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(7)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2020(5)	(5.68)%	$85,616	1.32%	1.33%	(1.00)%	25.33%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(8)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
Advisor Shares
3/31/2020(5),(9)	(15.57)%	$7,150	1.30%	4.35%	(0.77)%	25.33%
Institutional Shares
3/31/2020(5),(9)	(15.57)%	$34,461	1.25%	1.32%	(0.93)%	25.33%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL EQUITY FUND
Investor Shares
3/31/2020(5)	$20.60	(0.06)	(1.70)	(1.76)	—	(1.78)	(1.78)	$17.06
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
Institutional Shares
3/31/2020(5)	$20.71	(0.04)	(1.71)	(1.75)	(0.01)	(1.78)	(1.79)	$17.17
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(10)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2020(5)	$27.06	(0.05)	(1.13)	(1.18)	—	(1.91)	(1.91)	$23.97
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
Advisor Shares
3/31/2020(5)	$27.21	(0.03)	(1.14)	(1.17)	(0.03)	(1.91)	(1.94)	$24.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(11)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
3/31/2020(5)	$27.47	(0.01)	(1.15)	(1.16)	(0.05)	(1.91)	(1.96)	$24.35
9/30/2019	$27.99	0.06	1.02	1.08	— (6)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL EQUITY FUND
Investor Shares
3/31/2020(5)	(9.70)%	$105,426	1.27%	n/a	(0.60)%	71.62%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
Institutional Shares
3/31/2020(5)	(9.63)%	$56,204	1.06%	n/a	(0.40)%	71.62%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(10)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2020(5)	(4.94)%	$932,164	1.15%	n/a	(0.34)%	27.93%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
Advisor Shares
3/31/2020(5)	(4.89)%	$604,979	1.01%	n/a	(0.19)%	27.93%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(11)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
3/31/2020(5)	(4.80)%	$1,546,290	0.91%	n/a	(0.09)%	27.93%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
3/31/2020(5)	$17.12	0.03	(4.09)	(4.06)	(0.24)	—	(0.24)	$12.82
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	$14.47
Advisor Shares
3/31/2020(5)	$17.09	0.04	(4.08)	(4.04)	(0.26)	—	(0.26)	$12.79
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
9/30/2015(11)	$15.60	0.05	(1.17)	(1.12)	—	—	—	$14.48
Institutional Shares
3/31/2020(5)	$17.14	0.05	(4.09)	(4.04)	(0.28)	—	(0.28)	$12.82
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	$14.50
HIGH INCOME FUND
Investor Shares
3/31/2020(5)	$9.66	0.30	(1.35)	(1.05)	(0.30)	—	(0.30)	$8.31
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	$9.49
Advisor Shares
3/31/2020(5)	$9.66	0.31	(1.36)	(1.05)	(0.31)	—	(0.31)	$8.30
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	$9.49
Institutional Shares
3/31/2020(5)	$9.66	0.31	(1.35)	(1.04)	(0.32)	—	(0.32)	$8.30
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(12)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
3/31/2020(5)	(24.10)%	$304,277	1.26%	n/a	0.32%	22.99%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
Advisor Shares
3/31/2020(5)	(24.02)%	$316,972	1.12%	n/a	0.45%	22.99%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(11)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
3/31/2020(5)	(23.99)%	$1,431,432	1.01%	n/a	0.58%	22.99%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
HIGH INCOME FUND
Investor Shares
3/31/2020(5)	(11.17)%	$691,816	0.99%	n/a	6.30%	39.43%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
Advisor Shares
3/31/2020(5)	(11.21)%	$1,659,281	0.83%	n/a	6.46%	39.43%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
Institutional Shares
3/31/2020(5)	(11.16)%	$920,758	0.72%	n/a	6.57%	39.43%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(12)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2020(5)	$32.52	(0.08)	(4.51)	(4.59)	(0.30)	(1.44)	(1.74)	$26.19
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	$26.97
Advisor Shares
3/31/2020(5)	$32.46	(0.05)	(4.50)	(4.55)	(0.35)	(1.44)	(1.79)	$26.12
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
9/30/2015(11)	$31.25	0.07	(4.32)	(4.25)	—	—	—	$27.00
Institutional Shares
3/31/2020(5)	$32.72	(0.04)	(4.53)	(4.57)	(0.38)	(1.44)	(1.82)	$26.33
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	$27.19
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2020(5)	$13.61	(0.03)	(1.49)	(1.52)	(0.02)	—	(0.02)	$12.07
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	$23.37
Advisor Shares
3/31/2020(5)	$13.62	(0.02)	(1.48)	(1.50)	(0.04)	—	(0.04)	$12.08
9/30/2019(13)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
3/31/2020(5)	$13.76	(0.02)	(1.49)	(1.51)	(0.04)	—	(0.04)	$12.21
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(14)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2020(5)	(15.10)%	$2,786,280	1.20%	n/a	(0.51)%	24.33%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
Advisor Shares
3/31/2020(5)	(15.02)%	$1,717,592	1.04%	n/a	(0.34)%	24.33%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(11)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
3/31/2020(5)	(14.99)%	$3,808,511	0.96%	n/a	(0.26)%	24.33%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2020(5)	(11.18)%	$256,104	1.34%	n/a	(0.46)%	12.72%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
Advisor Shares
3/31/2020(5)	(11.09)%	$668,872	1.20%	n/a	(0.30)%	12.72%
9/30/2019(13)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
3/31/2020(5)	(11.00)%	$660,388	1.09%	n/a	(0.26)%	12.72%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(14)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%
Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2020(5)	$34.87	0.07	(7.09)	(7.02)	(0.23)	(0.83)	(1.06)	$26.79
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
Advisor Shares
3/31/2020(5)	$34.81	0.12	(7.10)	(6.98)	(0.26)	(0.83)	(1.09)	$26.74
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(11)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
3/31/2020(5)	$34.96	0.14	(7.14)	(7.00)	(0.27)	(0.83)	(1.10)	$26.86
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
MID CAP FUND
Investor Shares
3/31/2020(5)	$37.16	(0.13)	(1.42)	(1.55)	—	(4.53)	(4.53)	$31.08
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
Advisor Shares
3/31/2020(5)	$37.52	(0.11)	(1.44)	(1.55)	—	(4.53)	(4.53)	$31.44
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(11)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
3/31/2020(5)	$41.54	(0.10)	(1.64)	(1.74)	—	(4.53)	(4.53)	$35.27
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2020(5)	(20.81)%	$1,668,071	1.19%	n/a	0.42%	14.25%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
Advisor Shares
3/31/2020(5)	(20.77)%	$3,425,992	1.05%	n/a	0.68%	14.25%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(11)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
3/31/2020(5)	(20.74)%	$5,767,376	0.95%	n/a	0.78%	14.25%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
MID CAP FUND
Investor Shares
3/31/2020(5)	(5.19)%	$1,377,697	1.20%	n/a	(0.75)%	21.97%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
Advisor Shares
3/31/2020(5)	(5.13)%	$382,774	1.06%	n/a	(0.61)%	21.97%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(11)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
3/31/2020(5)	(5.09)%	$2,589,122	0.96%	n/a	(0.51)%	21.97%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2020(5)	$19.81	0.11		(5.64)	(5.53)	(0.12)	(1.87)	(1.99)	$12.29
9/30/2019	$23.56	0.10		(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02		1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06		3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12		2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20		(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
Advisor Shares
3/31/2020(5)	$19.77	0.12		(5.63)	(5.51)	(0.14)	(1.87)	(2.01)	$12.25
9/30/2019	$23.53	0.13		(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05		1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09		3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14		2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(11)	$25.12	0.12		(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
3/31/2020(5)	$19.80	0.13		(5.64)	(5.51)	(0.16)	(1.87)	(2.03)	$12.26
9/30/2019	$23.56	0.14		(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07		1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11		3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16		2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26		(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
SELECT EQUITY FUND
Investor Shares
3/31/2020(5),(15)	$10.00	—	(6)	(1.98)	(1.98)	—	—	—	$8.02
Advisor Shares
3/31/2020(5),(15)	$10.00	—	(6)	(1.98)	(1.98)	—	—	—	$8.02
Institutional Shares
3/31/2020(5),(15)	$10.00	—	(6)	(1.98)	(1.98)	—	—	—	$8.02

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2020(5)	(31.17)%	$476,932	1.22%	n/a	1.18%	25.10%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
Advisor Shares
3/31/2020(5)	(31.13)%	$455,938	1.07%	n/a	1.33%	25.10%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(11)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
3/31/2020(5)	(31.12)%	$537,191	1.00%	n/a	1.41%	25.10%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
SELECT EQUITY FUND
Investor Shares
3/31/2020(5),(15)	(19.80)%	$401	1.25%	22.74%	(0.20)%	12.47%
Advisor Shares
3/31/2020(5),(15)	(19.80)%	$1,204	1.15%	7.46%	(0.02)%	12.47%
Institutional Shares
3/31/2020(5),(15)	(19.80)%	$8,755	1.10%	1.75%	0.11%	12.47%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
3/31/2020(5)	$33.17	(0.17)	(1.63)	(1.80)	—	(2.65)	(2.65)	$28.72
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
Advisor Shares
3/31/2020(5)	$33.30	(0.15)	(1.64)	(1.79)	—	(2.65)	(2.65)	$28.86
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(16)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
3/31/2020(5)	$33.83	(0.13)	(1.67)	(1.80)	—	(2.65)	(2.65)	$29.38
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2020(5)	$15.22	0.18	(3.00)	(2.82)	(0.27)	—	(0.27)	$12.13
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(17)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
Institutional Shares
3/31/2020(5)	$15.25	0.19	(3.03)	(2.84)	(0.17)	—	(0.17)	$12.24
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(17)	$9.83	0.03	2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
3/31/2020(5)	(6.39)%	$530,783	1.22%	n/a	(1.00)%	20.70%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
Advisor Shares
3/31/2020(5)	(6.33)%	$559,438	1.09%	n/a	(0.87)%	20.70%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(16)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
3/31/2020(5)	(6.26)%	$606,998	0.98%	n/a	(0.76)%	20.70%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2020(5)	(18.90)%	$35,750	1.35%	1.72%	2.32%	13.70%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(17)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
Institutional Shares
3/31/2020(5)	(18.85)%	$4,914	1.20%	2.08%	2.47%	13.70%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(17)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
THEMATIC FUND
Investor Shares
3/31/2020(5)	$15.63	(0.02)	(1.13)	(1.15)	(0.04)	(0.54)	(0.58)	$13.90
9/30/2019	$14.39	(0.01)	1.70	1.69	— (6)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(19)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
3/31/2020(5)	$15.66	(0.01)	(1.14)	(1.15)	(0.07)	(0.54)	(0.61)	$13.90
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(20)	$13.82	— (6)	0.57	0.57	—	—	—	$14.39
Institutional Shares
3/31/2020(5),(9)	$16.37	0.02	(2.48)	(2.46)	—	—	—	$13.91
VALUE FUND
Investor Shares
3/31/2020(5)	$12.88	0.04	(2.76)	(2.72)	(0.11)	(0.43)	(0.54)	$9.62
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
Advisor Shares
3/31/2020(5)	$12.83	0.05	(2.76)	(2.71)	(0.12)	(0.43)	(0.55)	$9.57
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(11)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
3/31/2020(5)	$12.86	0.06	(2.77)	(2.71)	(0.13)	(0.43)	(0.56)	$9.59
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
THEMATIC FUND
Investor Shares
3/31/2020(5)	(7.85)%	$187,031	1.31%		n/a		(0.24)%	229.46%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(18)	1.70	%(18)	(0.27)%	355.37%
9/30/2017(19)	18.00%	$15,293	1.52	%(18)	2.70	%(18)	(0.49)%	170.19%
Advisor Shares
3/31/2020(5)	(7.79)%	$440,028	1.14%		n/a		(0.15)%	229.46%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(20)	4.12%	$38,135	1.40	%(18)	2.74	%(18)	0.16%	355.37%
Institutional Shares
3/31/2020(5),(9)	(15.15)%	$284,245	1.06%		n/a		0.69%	229.46%
VALUE FUND
Investor Shares
3/31/2020(5)	(22.21)%	$100,340	1.06%		n/a		0.61%	23.51%
9/30/2019	(1.80)%	$131,134	1.06%		n/a		0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%		n/a		0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%		n/a		0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%		n/a		0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%		n/a		0.78%	74.07%
Advisor Shares
3/31/2020(5)	(22.22)%	$83,873	0.88%		0.91%		0.80%	23.51%
9/30/2019	(1.59)%	$108,557	0.88%		0.93%		1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%		0.89%		0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%		n/a		0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%		n/a		0.89%	52.05%
9/30/2015(11)	(13.72)%	$466,702	0.86%		n/a		1.12%	74.07%
Institutional Shares
3/31/2020(5)	(22.16)%	$140,285	0.82%		n/a		0.87%	23.51%
9/30/2019	(1.57)%	$168,607	0.84%		n/a		1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%		n/a		0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%		n/a		0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%		n/a		0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%		n/a		1.07%	74.07%

Footnotes are presented on Pages 76-77.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2020.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(8)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(9)	For the period from commencement of operations (February 3, 2020) through March 31, 2020.
(10)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(11)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(12)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(13)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(14)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(15)	For the period from commencement of operations (February 28, 2020) through March 31, 2020.
(16)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(17)	In the fiscal year ended September 30, 2016, Sustainable Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Sustainable Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

(18)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

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Financial Highlights – continued

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
&	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(19)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(20)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

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Notes to Financial Statements – March 31, 2020 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2020, Artisan Partners Funds is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

Each Fund is an open-end, diversified mutual fund except Select Equity Fund and Thematic Fund, which are open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2016 through 2019) and have concluded that, as of March 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2020, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. ’The foreign tax imposed on realized and unrealized gains, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments“, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Artisan Partners Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedule of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31 2020, no claim has been made for indemnification pursuant to any such agreement of the Funds.

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. During the period, High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses would be presented separately on the Statement of Assets and Liabilities. As of March 31, 2020, there were no unfunded commitments.

(l)

Redemption Fees – Artisan High Income Fund generally imposes a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

Artisan Partners Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund generally must segregate cash or other liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2020, no Funds engaged in short sales.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date or may have been revised or canceled after the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the recent global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have ongoing material adverse effects across many, if not all, aspects of the regional, national and global economy.

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As non-diversified funds, Select Equity Fund and Thematic Fund may invest a larger portion of their assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2020 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$881,337	$418,710	$-	$1,300,047
Emerging Asia	712,655	750,110	-	1,462,765
Europe, Middle East & Africa	85,742	-	-	85,742
Latin America	300,267	-	-	300,267
Investment Companies	20,402	-	-	20,402
Total Investments	$2,000,403	$1,168,820	$-	$3,169,223

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Discovery
Common Stocks(1)
Americas	$75,763	$-	$-	$75,763
Emerging Markets	2,689	1,329	-	4,018
Europe	5,567	28,840	-	34,407
Pacific Basin	0	5,865	-	5,865
Investment Companies	7,249	-	-	7,249
Total Investments	$91,268	$36,034	$-	$127,302
Global Equity
Common Stocks(1)
Americas	$78,937	$-	$-	$78,937
Emerging Markets	3,134	2,752	-	5,886
Europe	4,474	55,734	-	60,208
Pacific Basin	0	12,662	-	12,662
Investment Companies	5,316	-	-	5,316
Total Investments	$91,861	$71,148	$-	$163,009
Global Opportunities
Common Stocks(1)
Americas	$1,739,956	$-	$-	$1,739,956
Emerging Markets	45,069	30,599	-	75,668
Europe	0	914,060	-	914,060
Pacific Basin	0	260,377	-	260,377
Investment Companies	99,292	-	-	99,292
Total Investments	$1,884,317	$1,205,036	$-	$3,089,353
Global Value
Common Stocks(1)
Americas	$1,176,464	$-	$-	$1,176,464
Emerging Markets	97,883	103,843	-	201,726
Europe	70,220	575,219	-	645,439
Investment Companies	16,202	-	-	16,202
Total Investments	1,360,769	679,062	-	2,039,831
Foreign Currency Forward Contracts(2)	-	198	-	198
Total	$1,360,769	$679,260	$-	$2,040,029

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
High Income
Corporate Bonds(1)	$-	$2,195,829	$-	$2,195,829
Loan Participations(1)	-	825,063	-	825,063
Convertibale Bonds(1)		4,371	-	4,371
Preferred Stocks(1)	-	1,142	-	1,142
Common Stock(1)	-	183	-	183
Investment Companies	288,541	-	-	288,541
Total Investments	288,541	3,026,588	-	3,315,129
Futures(2)	(15,898)	-	-	(15,898)
Total	$272,643	$3,026,588	$-	$3,299,231
International
Common Stocks(1)
Americas	$1,342,998	$-	$-	$1,342,998
Emerging Markets	274,544	324,254	-	598,798
Europe	31,040	5,165,225	-	5,196,265
Middle East	96,747	-	-	96,747
Pacific Basin	0	759,678	-	759,678
Investment Companies	266,456	-	-	266,456
Total Investments	$2,011,785	$6,249,157	$-	$8,260,942
International Small-Mid
Common Stocks(1)
Americas	$256,592	$-	$-	$256,592
Emerging Markets	45,199	14,851	-	60,050
Europe	10,281	740,011	-	750,292
Middle East	91,188	17,266	-	108,454
Pacific Basin	0	344,381	-	344,381
Investment Companies	52,340	-	-	52,340
Total Investments	$455,600	$1,116,509	$-	$1,572,109
International Value
Common Stocks(1)
Americas	$1,238,613	$-	$-	$1,238,613
Emerging Markets	1,097,772	1,516,587	-	2,614,359
Europe	298,350	6,109,878	-	6,408,228
Pacific Basin	-	286,587	-	286,587
Investment Companies	162,374	-	-	162,374
Total Investments	2,797,109	7,913,052	-	10,710,161
Foreign Currency Forward Contracts(2)	-	3,841	-	3,841
Total	$2,797,109	$7,916,893	$-	$10,714,002

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Mid Cap
Common Stocks(1)	$4,005,094	$264,784	$-		$4,269,878
Investment Companies	92,227	-	-		92,227
Total Investments	$4,097,321	$264,784	$-		$4,362,105
Mid Cap Value
Common Stocks(1)	$1,434,864	$-	$-		$1,434,864
Investment Companies	33,999	-	-		33,999
Total Investments	$1,468,863	$-	$-		$1,468,863
Select Equity
Common Stocks(1)	$8,517	$1,395	$-		$9,912
Investment Companies	395	-	-		395
Total Investments	$8,912	$1,395	$-		$10,307
Small Cap
Common Stocks(1)	$1,616,543	$-	$-		$1,616,543
Investment Companies	42,930	-	-		42,930
Total Investments	$1,659,473	$-	$-		$1,659,473
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$-	$1,997	-	(3)	$1,997
Emerging Asia	6,283	20,783	-		27,066
Europe, Middle East & Africa	330	5,284	-		5,614
Latin America	5,306	-	-		5,306
Investment Companies	734	-	-		734
Total Investments	$12,653	$28,064	$-		$40,717
Thematic
Common Stocks(1)	$664,817	$52,570	$-		$717,387
Options Purchased	45,711	-	-		45,711
Investment Companies	64,145	-	-		64,145
Total Investments	774,673	52,570	-		827,243
Foreign Currency Forward Contracts(2)	-	456	-		456
Written Option Contract	(1,090)				(1,090)
Total	$773,583	$53,026	$-		$826,609

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value
Common Stocks(1)	$260,340	$51,591	$-	$311,931
Investment Companies	11,251	-	-	11,251
Total Investments	$271,591	$51,591	$-	$323,182

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

(3)Common stock, valued at $0.

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at March 31, 2020		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stock	$-	(1)	Estimated liquidation value	N/A
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

As of March 31, 2020, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2019	$322	(1)	$-	(1)
Transfers into Level 3	-		-
Net change in unrealized appreciation (depreciation)	6,224		-
Purchases	-	(1)	-
Sales	-	(1)	-
Realized Gain/Loss	(6,546)		-
Transfers out of Level 3	-		-

Balance as of March 31, 2020	$-	(1)	$-	(1)

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2020	$6,546		$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2020 (in thousands):

	Six Months Ended 3/31/2020
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Developing World Fund - Investor Shares	$24	$368		$392
Artisan Developing World Fund - Advisor Shares	20	824		844
Artisan Developing World Fund - Institutional Shares	20	-		20
Artisan Global Discovery Fund - Investor Shares	19	91		110
Artisan Global Discovery Fund - Advisor Shares(1)	5	-	(2)	5
Artisan Global Discovery Fund - Institutional Shares(1)	5	-		5
Artisan Global Equity Fund - Investor Shares	21	128		149
Artisan Global Equity Fund - Institutional Shares	17	-		17
Artisan Global Opportunities Fund - Investor Shares	38	1,278		1,316
Artisan Global Opportunities Fund - Advisor Shares	19	316		335
Artisan Global Opportunities Fund - Institutional Shares	20	-		20
Artisan Global Value Fund - Investor Shares	32	532		564
Artisan Global Value Fund - Advisor Shares	18	264		282
Artisan Global Value Fund - Institutional Shares	20	-		20
Artisan High Income Fund - Investor Shares	24	1,005		1,029
Artisan High Income Fund - Advisor Shares	26	1,076		1,102
Artisan High Income Fund - Institutional Shares	20	-		20
Artisan International Fund - Investor Shares	124	4,328		4,452
Artisan International Fund - Advisor Shares	22	847		869
Artisan International Fund - Institutional Shares	27	-		27
Artisan International Small-Mid Fund - Investor Shares	28	253		281

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2020
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan International Small-Mid Fund - Advisor Shares	$19	$300	$319
Artisan International Small-Mid Fund - Institutional Shares	18	-	18
Artisan International Value Fund - Investor Shares	55	3,029	3,084
Artisan International Value Fund - Advisor Shares	25	2,051	2,076
Artisan International Value Fund - Institutional Shares	26	-	26
Artisan Mid Cap Fund - Investor Shares	62	1,848	1,910
Artisan Mid Cap Fund - Advisor Shares	19	170	189
Artisan Mid Cap Fund - Institutional Shares	27	-	27
Artisan Mid Cap Value Fund - Investor Shares	63	811	874
Artisan Mid Cap Value Fund - Advisor Shares	22	179	201
Artisan Mid Cap Value Fund - Institutional Shares	19	-	19
Artisan Select Equity Fund Fund - Investor Shares(3)	3	-	3
Artisan Select Equity Fund Fund - Advisor Shares(3)	3	-	3
Artisan Select Equity Fund Fund - Institutional Shares(3)	3	-	3
Artisan Small Cap Fund - Investor Shares	53	698	751
Artisan Small Cap Fund - Advisor Shares	18	310	328
Artisan Small Cap Fund - Institutional Shares	18	-	18
Artisan Sustainable Emerging Markets Fund - Investor Shares	19	56	75
Artisan Sustainable Emerging Markets Fund - Institutional Shares	17	-	17
Artisan Thematic Fund - Investor Shares	21	235	256
Artisan Thematic Fund - Advisor Shares	17	284	301
Artisan Thematic Fund - Institutional Shares(1)	5	-	5
Artisan Value Fund - Investor Shares	27	153	180
Artisan Value Fund - Advisor Shares	17	42	59
Artisan Value Fund - Institutional Shares	18	-	18

(1)For the period from commencement of operations (February 3, 2020) through March 31, 2020.

(2)Amount rounds to less than $1

(3)For the period from commencement of operations (February 28, 2020) through March 31, 2020.

(6)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Global Value Fund, International Value Fund and Thematic Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2020.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. High Income Fund used futures contracts to manage duration exposure during the period ended March 31, 2020.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2020, Thematic Fund used options transactions to enhance alpha and minimize downside market risk.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2020 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$440
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(242)
High Income	Interest rate	Futures contracts	Due from broker	$6,290
			Receivable for variation margin on futures contracts	719
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$7,372
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(3,531)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$3,704
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(3,248)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$45,711
	Equity	Written options contracts	Written options, at value	$(1,090)

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2020 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$1,863	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(2,436)
High Income	Interest rate	Futures contracts	Net realized loss on futures contracts	$(4,401)	Net decrease in unrealized appreciation or depreciation on futures contracts	$(17,895)
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$15,527	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(14,435)
Thematic	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$87	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(92)
	Equity	Purchased options contracts	Net realized loss on investments, from unaffiliated issuers	$(12,876)	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$7,269
	Equity	Written options contracts	Net realized gain on written options	$1,016	Net increase in unrealized appreciation or depreciation on written options	$117

(1)	Amount rounds to less than $1

The average monthly amount outstanding for each derivative type for the period ending March 31, 2020 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Global Value	Foreign currency forward contracts	$66,985
International Value	Foreign currency forward contracts	$590,820
Thematic	Foreign currency forward contracts	$213,145

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$269,575

Fund	Derivative Type	Average Monthly Notional Amount
Thematic	Purchased options contracts	$16,698
	Written options contracts	$186

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other. Exchange traded options and exchange traded futures are not subject to master netting agreements.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of March 31, 2020:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank, N.A.	$440	$(242)	$-	$198
International Value	JPMorgan Chase Bank, N.A.	7,372	(3,531)	-	3,841
Thematic	JPMorgan Chase Bank, N.A.	3,704	(3,248)	-	456

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank, N.A.	$242	$(242)	$-	$-
International Value	JPMorgan Chase Bank, N.A.	3,531	(3,531)	-	-
Thematic	JPMorgan Chase Bank, N.A.	3,248	(3,248)	-	-

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2020. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund (Prior to November 15, 2019) and Global Value Fund:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Equity Fund (Effective November 15, 2019):

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Sustainable Emerging Markets Fund and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually or voluntarily agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through the date shown

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The voluntary limits were in effect from February 3, 2020 through March 31, 2020 and will continue until terminated by Artisan Partners. The table below shows the current expense limits as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2020 (dollar values in thousands):

For the period ended March 31, 2020, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2020.

Fund	Contractual Expense Limit as % of Average Daily Net Assets	Contractual Expense Limit Continues Through	Voluntary Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan Global Discovery Fund - Investor Shares	1.50%	January 31, 2021	1.40%	$6
Artisan Global Discovery Fund - Advisor Shares	1.40%	January 31, 2021	1.30%	8
Artisan Global Discovery Fund - Institutional Shares	1.35%	January 31, 2021	1.25%	3
Artisan Select Equity Fund - Investor Shares(1)	1.25%	February 28, 2021		5
Artisan Select Equity Fund - Advisor Shares(1)	1.15%	February 28, 2021		5
Artisan Select Equity Fund - Institutional Shares(1)	1.10%	February 28, 2021		5
Artisan Sustainable Emerging Markets Fund - Investor Shares	1.35%	January 31, 2021		87
Artisan Sustainable Emerging Markets Fund - Institutional Shares	1.20%	January 31, 2021		29
Artisan Thematic Fund - Investor Shares	1.50%	January 31, 2021		-
Artisan Thematic Fund - Advisor Shares	1.40%	January 31, 2021		-
Artisan Thematic Fund - Institutional Shares	1.40%	January 31, 2021	1.10%	-
Artisan Value Fund - Advisor Shares	0.88%	January 31, 2021		17

(1)Effective February 28, 2020.

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2020, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$85,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(c)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement (the “Agreement”) with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 10, 2020. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $200 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate, as defined in the Agreement, for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

March 31, 2020, there were borrowings under the line of credit by Global Equity Fund, Global Value Fund and International Value Fund which had average borrowings of $9,156,000, $6,650,000, and 30,450,000, respectively, with corresponding average borrowing rates of 2.55% 1.61%, and 1.75%, respectively. All fees and interest expense, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2020.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2020 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$3,319,609	$2,777,567
Global Discovery	55,732	28,275
Global Equity	167,570	246,219
Global Opportunities	919,130	931,166
Global Value	627,288	761,373
High Income	1,372,671	1,372,718
International	2,424,212	3,126,013
International Small-Mid	765,539	186,902
International Value	3,172,355	1,760,145
Mid Cap	1,069,464	1,489,912
Mid Cap Value	499,415	613,484
Select Equity(1)	12,810	697
Small Cap	383,007	429,641
Sustainable Emerging Markets	6,965	7,763
Thematic	1,736,465	1,567,344
Value	98,020	92,151

(1)	For the period from commencement of operations (February 28, 2020) through March 31, 2020.

(10)	Transactions in securities of affiliates:

Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2020. The Funds did not have any affiliates during the period ended March 31, 2020.

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2020 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
Developing World	$2,531,794	$667,406	$(29,977)	$637,429
Global Discovery	118,173	14,458	(5,329)	9,129
Global Equity	147,850	31,279	(16,120)	15,159
Global Opportunities	2,649,654	592,865	(153,166)	439,699
Global Value	2,265,175	216,876	(442,022)	(225,146)
High Income	3,764,861	43,912	(509,542)	(465,630)
International	7,471,251	1,661,843	(872,152)	789,691
International Small-Mid	1,705,718	110,755	(244,364)	(133,609)
International Value	11,565,435	1,535,618	(2,387,051)	(851,433)
Mid Cap	3,356,118	1,228,954	(222,967)	1,005,987
Mid Cap Value	1,514,071	272,056	(317,264)	(45,208)
Select Equity	12,158	35	(1,886)	(1,851)
Small Cap	1,294,782	473,100	(108,409)	364,691
Sustainable Emerging Markets	44,219	10,324	(13,826)	(3,502)
Thematic	781,989	55,082	(10,462)	44,620
Value	323,637	47,136	(47,591)	(455)

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2020.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2020 and the year ended September 30, 2019 were as follows (in thousands):

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$56	$-	$884	$-
Global Discovery	-	-	-	-
Global Equity	34	21,936	19,425	21,880
Global Opportunities	3,683	238,177	164	193,323
Global Value	48,126	-	58,023	140,737
High Income	119,222	-	224,141	9,473
International	108,905	457,268	155,282	840,199
International Small-Mid	3,605	-	24,199	80,629
International Value	105,940	337,678	323,055	518,027
Mid Cap	-	569,399	49,923	958,692
Mid Cap Value	15,568	206,274	11,916	384,445
Select Equity(1)	-	-
Small Cap	-	145,608	3,057	241,896
Sustainable Emerging Markets	887	-	483	-
Thematic	3,118	25,589	6,488	-
Value	3,967	13,992	7,316	50,696

(1)For the period from commencement of operations (February 28, 2020) through March 31, 2020.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Global Value Fund and International Fund of approximately $19,312,000 and $24,160,000, respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2020, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2019. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2019.

Additional tax information as of and for the year ended September 30, 2019 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$-	$-	$-	$2,544	$(70)
Global Discovery	-	-	-	379	(4)
Global Equity	34	11,916	-	-	(12)
Global Opportunities	3,683	215,306	-	-	(109)
Global Value	39,947	-	38,940	-	(122)
High Income	-	-	57,085	-	(104)
International	108,895	356,783	-	-	(590)
International Small-Mid	980	-	13,040	-	(29)
International Value	95,784	326,940	-	-	(573)
Mid Cap	-	458,474	-	18,249	(286)
Mid Cap Value	9,591	203,824	-	-	(181)
Small Cap	-	145,607	-	10,283	(64)
Sustainable Emerging Markets	602	-	-	-	(7)
Thematic	28,700	-	-	-	(3,980)
Value	4,009	6,883	-	-	(28)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items.

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2019, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST		Unexpiring – LT		Utilized in CY
Developing World	$15,081		$-		$-
Global Discovery	752		-		-
Sustainable Emerging Markets	6152	(1)	126,933	(1)	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,400,798	$123,894	10,823,456	$137,819
Advisor Shares	35,943,296	526,587	55,107,662	703,128
Institutional Shares	22,857,120	339,875	23,125,642	305,820
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	4,176	45
Advisor Shares	-	-	54,828	587
Institutional Shares	2,228	32	15,022	161
Cost of shares redeemed
Investor Shares	(6,313,076)	(92,107)	(34,620,833)	(419,240)
Advisor Shares	(23,721,464)	(348,436)	(29,796,271)	(357,426)
Institutional Shares	(6,871,934)	(102,332)	(23,187,676)	(270,272)
Net increase (decrease) from fund share transactions
Investor Shares	2,087,722	31,787	(23,793,201)	(281,376)
Advisor Shares	12,221,832	178,151	25,366,219	346,289
Institutional Shares	15,987,414	237,575	(47,012)	35,709

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,764,071	$24,115	2,378,587	$29,701
Advisor Shares(1)	566,310	6,710	-	-
Institutional Shares(1)	2,729,406	41,040	-	-
Cost of shares redeemed
Investor Shares	(3,001,263)	(44,019)	(435,055)	(5,372)
Advisor Shares(1)	(4)	- *	-	-
Net increase (decrease) from fund share transactions
Investor Shares	(1,237,192)	(19,904)	1,943,532	24,329
Advisor Shares(1)	566,306	6,710	-	-
Institutional Shares(1)	2,729,406	41,040	-	-

* Amount rounds to less than $1

	GLOBAL EQUITY
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	527,281	$10,084	731,933	$14,016
Institutional Shares	881,636	15,311	171,143	3,413
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	519,668	10,232	941,420	16,381
Institutional Shares	589,702	11,682	1,202,762	21,000
Cost of shares redeemed
Investor Shares	(640,296)	(11,814)	(1,336,032)	(25,358)
Institutional Shares	(4,766,947)	(95,064)	(3,437,662)	(61,868)
Net increase (decrease) from fund share transactions
Investor Shares	406,653	8,502	337,321	5,039
Institutional Shares	(3,295,609)	(68,071)	(2,063,757)	(37,455)

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,471,557	$118,679	10,488,574	$261,783
Advisor Shares	5,129,349	136,498	10,439,536	260,719
Institutional Shares	4,590,171	118,074	7,224,185	185,549
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,781,996	72,721	2,997,356	66,661
Advisor Shares	1,482,208	38,938	1,201,182	26,822
Institutional Shares	4,425,287	117,403	3,965,498	89,343
Cost of shares redeemed
Investor Shares	(7,277,362)	(183,904)	(17,107,731)	(425,648)
Advisor Shares	(4,151,528)	(104,695)	(10,015,864)	(239,082)
Institutional Shares	(8,342,795)	(200,954)	(7,129,637)	(179,093)
Net increase (decrease) from fund share transactions
Investor Shares	(23,809)	7,496	(3,621,801)	(97,204)
Advisor Shares	2,460,029	70,741	1,624,854	48,459
Institutional Shares	672,663	34,523	4,060,046	95,799

	GLOBAL VALUE
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,153,085	$18,207	4,783,247	$78,302
Advisor Shares	4,498,034	68,730	13,166,159	215,279
Institutional Shares	16,786,480	275,254	26,324,214	444,741
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	370,478	6,439	2,203,257	34,745
Advisor Shares	461,191	7,992	2,494,520	39,239
Institutional Shares	1,760,345	30,560	7,205,226	113,554
Cost of shares redeemed
Investor Shares	(7,354,222)	(118,429)	(17,156,092)	(282,202)
Advisor Shares	(15,243,013)	(254,698)	(27,340,625)	(438,508)
Institutional Shares	(21,844,543)	(356,708)	(35,904,636)	(606,073)
Net increase (decrease) from fund share transactions
Investor Shares	(5,830,659)	(93,783)	(10,169,588)	(169,155)
Advisor Shares	(10,283,788)	(177,976)	(11,679,946)	(183,990)
Institutional Shares	(3,297,718)	(50,894)	(2,375,196)	(47,778)

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	HIGH INCOME
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	20,298,099	$187,690	40,068,585	$383,620
Advisor Shares	50,401,980	470,290	101,573,843	975,734
Institutional Shares	58,087,563	529,478	54,800,505	525,586
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,590,640	24,423	7,166,820	68,535
Advisor Shares	6,258,603	59,064	11,187,807	106,928
Institutional Shares	1,318,204	12,390	1,939,438	18,549
Cost of shares redeemed(2)
Investor Shares	(29,998,121)	(278,989)	(56,815,106)	(545,615)
Advisor Shares	(83,894,757)	(791,738)	(85,331,929)	(813,883)
Institutional Shares	(23,070,440)	(213,600)	(11,442,251)	(108,779)
Net increase (decrease) from fund share transactions
Investor Shares	(7,109,382)	(66,876)	(9,579,701)	(93,460)
Advisor Shares	(27,234,174)	(262,384)	27,429,721	268,779
Institutional Shares	36,335,327	328,268	45,297,692	435,356
Redemption Fees
Investor Shares		251		182
Advisor Shares		120		60
Institutional Shares		96		51

	INTERNATIONAL
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,622,486	$171,079	10,706,655	$317,165
Advisor Shares	9,651,813	299,678	15,483,004	460,976
Institutional Shares	18,187,671	580,137	23,207,787	699,493
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,767,002	185,294	11,600,621	323,778
Advisor Shares	3,081,126	98,688	5,691,388	158,391
Institutional Shares	6,956,215	224,547	14,686,471	411,662
Cost of shares redeemed
Investor Shares	(25,057,069)	(798,250)	(43,606,751)	(1,300,908)
Advisor Shares	(12,964,607)	(395,669)	(25,940,371)	(771,962)
Institutional Shares	(18,450,342)	(571,704)	(72,474,184)	(2,198,913)
Net increase (decrease) from fund share transactions
Investor Shares	(13,667,581)	(441,877)	(21,299,475)	(659,965)
Advisor Shares	(231,668)	2,697	(4,765,979)	(152,595)
Institutional Shares	6,693,544	232,980	(34,579,926)	(1,087,758)

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,613,984	$169,151	19,570,891	$259,647
Advisor Shares(3)	30,806,305	425,084	34,266,775	445,781
Institutional Shares	15,880,307	229,276	44,341,958	568,478
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	23,024	335	6,042,101	71,297
Advisor Shares(3)	76,500	1,112	-	-
Institutional Shares	107,692	1,581	2,321,129	27,645
Cost of shares redeemed
Investor Shares	(3,492,100)	(44,190)	(22,272,988)	(303,209)
Advisor Shares(3)	(7,440,288)	(94,480)	(2,338,419)	(30,810)
Institutional Shares	(6,106,542)	(77,991)	(9,902,299)	(165,078)
Net increase (decrease) from fund share transactions
Investor Shares	8,144,908	125,296	3,340,004	27,735
Advisor Shares(3)	23,442,517	331,716	31,928,356	414,971
Institutional Shares	9,881,457	152,866	36,760,788	431,045

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,716,576	$120,167	17,181,741	$566,870
Advisor Shares	25,918,791	824,220	55,930,382	1,883,823
Institutional Shares	28,488,907	958,062	53,977,435	1,838,927
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,087,367	73,496	4,667,506	151,018
Advisor Shares	3,406,663	119,676	6,951,902	224,468
Institutional Shares	6,040,646	213,054	11,815,554	383,339
Cost of shares redeemed
Investor Shares	(22,743,494)	(725,999)	(34,155,527)	(1,142,463)
Advisor Shares	(25,770,974)	(785,468)	(65,424,379)	(2,193,737)
Institutional Shares	(24,890,458)	(801,528)	(57,769,381)	(1,948,940)
Net increase (decrease) from fund share transactions
Investor Shares	(16,939,551)	(532,336)	(12,306,280)	(424,575)
Advisor Shares	3,554,480	158,428	(2,542,095)	(85,446)
Institutional Shares	9,639,095	369,588	8,023,608	273,326

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,059,319	$142,149	7,019,704	$246,165
Advisor Shares	1,861,613	65,209	4,547,679	156,900
Institutional Shares	5,815,402	229,079	15,492,066	609,991
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,931,025	167,112	10,474,763	310,996
Advisor Shares	1,473,158	50,470	3,462,860	103,539
Institutional Shares	7,223,028	277,581	13,653,184	452,057
Cost of shares redeemed
Investor Shares	(7,707,321)	(268,735)	(19,140,419)	(652,918)
Advisor Shares	(2,595,511)	(91,506)	(10,871,038)	(385,708)
Institutional Shares	(12,572,939)	(491,469)	(28,131,526)	(1,077,496)
Net increase from fund share transactions
Investor Shares	1,283,023	40,526	(1,645,952)	(95,757)
Advisor Shares	739,260	24,173	(2,860,499)	(125,269)
Institutional Shares	465,491	15,191	1,013,724	(15,448)

	MID CAP VALUE
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,413,473	$41,432	4,118,149	$78,810
Advisor Shares	9,545,898	126,953	6,129,279	115,969
Institutional Shares	7,049,106	99,645	7,859,752	147,544
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,635,759	65,807	6,988,947	128,812
Advisor Shares	3,443,389	62,084	6,302,400	115,775
Institutional Shares	4,065,374	73,339	6,423,116	118,057
Cost of shares redeemed
Investor Shares	(9,786,851)	(173,465)	(23,499,458)	(454,175)
Advisor Shares	(7,656,154)	(130,590)	(20,993,417)	(397,077)
Institutional Shares	(7,531,210)	(134,717)	(18,960,199)	(361,316)
Net increase from fund share transactions
Investor Shares	(3,737,619)	(66,226)	(12,392,362)	(246,553)
Advisor Shares	5,333,133	58,447	(8,561,738)	(165,333)
Institutional Shares	3,583,270	38,267	(4,677,331)	(95,715)

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SELECT EQUITY
	Period Ended 3/31/2020(4)
	Shares	Amount
Proceeds from shares issued
Investor Shares	50,173	$455
Advisor Shares	150,230	1,407
Institutional Shares	1,091,756	10,708
Cost of shares redeemed
Investor Shares	(199)	(2)
Net increase from fund share transactions
Investor Shares	49,974	453
Advisor Shares	150,230	1,407
Institutional Shares	1,091,756	10,708

	SMALL CAP
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,306,600	$42,736	7,446,889	$230,298
Advisor Shares	2,768,475	90,675	9,266,354	302,352
Institutional Shares	4,823,194	157,667	5,187,271	170,869
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,439,366	46,923	2,430,870	66,436
Advisor Shares	1,439,531	47,130	2,463,339	67,520
Institutional Shares	1,057,382	35,221	2,991,395	83,221
Cost of shares redeemed
Investor Shares	(2,707,943)	(87,292)	(4,158,119)	(129,235)
Advisor Shares	(2,516,730)	(81,612)	(6,729,775)	(216,222)
Institutional Shares	(4,018,916)	(134,036)	(9,973,734)	(327,625)
Net increase (decrease) from fund share transactions
Investor Shares	38,023	2,367	5,719,640	167,499
Advisor Shares	1,691,276	56,193	4,999,918	153,650
Institutional Shares	1,861,660	58,852	(1,795,068)	(73,535)

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	249,565	$3,899	791,333	$11,736
Institutional Shares	5,559	78	174,596	2,502
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	52,440	812	31,799	448
Institutional Shares	4,610	72	2,423	34
Cost of shares redeemed
Investor Shares	(359,182)	(5,361)	(1,105,533)	(16,326)
Institutional Shares	(22,919)	(336)	(151,648)	(2,234)
Net increase (decrease) from fund share transactions
Investor Shares	(57,177)	(650)	(282,401)	(4,142)
Institutional Shares	(12,750)	(186)	25,371	302

	THEMATIC
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,276,912	$82,342	13,144,592	$182,276
Advisor Shares	18,096,838	274,179	32,450,161	471,224
Institutional Shares(1)	20,565,498	336,570	-	-
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	446,570	6,931	330,654	4,341
Advisor Shares	1,004,649	15,582	154,349	2,027
Cost of shares redeemed
Investor Shares	(3,151,889)	(46,894)	(8,126,367)	(113,951)
Advisor Shares	(20,739,780)	(339,719)	(1,958,713)	(27,044)
Institutional Shares(1)	(125,372)	(1,778)	-	-
Net increase (decrease) from fund share transactions
Investor Shares	2,571,593	42,379	5,348,879	72,666
Advisor Shares	(1,638,293)	(49,958)	30,645,797	446,207
Institutional Shares(1)	20,440,126	334,792	-	-

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	VALUE
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,931,314	$24,620	839,973	$10,378
Advisor Shares	1,325,110	15,441	1,923,105	23,461
Institutional Shares	2,408,014	25,535	2,222,289	26,576
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	465,759	6,022	1,770,989	20,721
Advisor Shares	323,866	4,168	1,301,934	15,155
Institutional Shares	535,289	6,895	1,764,071	20,569
Cost of shares redeemed
Investor Shares	(2,141,383)	(26,123)	(4,676,664)	(57,055)
Advisor Shares	(1,349,509)	(16,279)	(3,469,952)	(42,251)
Institutional Shares	(1,427,314)	(17,338)	(3,139,093)	(38,263)
Net increase from fund share transactions
Investor Shares	255,690	4,519	(2,065,702)	(25,956)
Advisor Shares	299,467	3,330	(244,913)	(3,635)
Institutional Shares	1,515,989	15,092	847,267	8,882

(1)	For the period from commencement of operations (February 3, 2020) through March 31, 2020.
(2)	Net of redemption fees.
(3)	For the period from commencement of operations (December 4, 2018) through September 30, 2019.
(4)	For the period from commencement of operations (February 28, 2020) through March 31, 2020.

(13)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

114	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs ( in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2020 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 10/1/2019-3/31/2020(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,040.20	$6.89	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Advisor Shares
Actual	$1,000.00	$1,040.70	$5.87	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Shares
Actual	$1,000.00	$1,041.40	$5.41	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%

Artisan Partners Funds	115

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 10/1/2019-3/31/2020(1)	Expense Ratio(2)(3)
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$943.20	$6.41	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.66	1.32%
Advisor Shares
Actual(4)	$1,000.00	$844.30	$1.87	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Institutional Shares
Actual(4)	$1,000.00	$844.30	$1.80	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$903.00	$6.04	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.41	1.27%
Institutional Shares
Actual	$1,000.00	$903.70	$5.04	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$950.60	$5.61	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Advisor Shares
Actual	$1,000.00	$951.10	$4.93	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Institutional Shares
Actual	$1,000.00	$952.00	$4.44	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60	0.91%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$759.00	$5.54	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%
Advisor Shares
Actual	$1,000.00	$759.80	$4.93	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Institutional Shares
Actual	$1,000.00	$760.10	$4.44	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%

116	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 10/1/2019-3/31/2020(1)	Expense Ratio(2)(3)
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$888.30	$4.67	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.00	0.99%
Advisor Shares
Actual	$1,000.00	$887.90	$3.92	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19	0.83%
Institutional Shares
Actual	$1,000.00	$888.40	$3.40	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.64	0.72%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$849.00	$5.55	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Advisor Shares
Actual	$1,000.00	$849.80	$4.81	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Shares
Actual	$1,000.00	$850.10	$4.44	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$888.20	$6.33	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Advisor Shares
Actual	$1,000.00	$889.10	$5.67	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Shares
Actual	$1,000.00	$890.00	$5.15	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$791.90	$5.33	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Advisor Shares
Actual	$1,000.00	$792.30	$4.70	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Shares
Actual	$1,000.00	$792.60	$4.26	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

Artisan Partners Funds	117

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 10/1/2019-3/31/2020(1)	Expense Ratio(2)(3)
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$948.10	$5.84	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Advisor Shares
Actual	$1,000.00	$948.70	$5.16	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%
Institutional Shares
Actual	$1,000.00	$949.10	$4.68	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$688.30	$5.15	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Advisor Shares
Actual	$1,000.00	$688.70	$4.52	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Institutional Shares
Actual	$1,000.00	$688.80	$4.22	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Artisan Select Equity Fund
Investor Shares
Actual(5)	$1,000.00	$802.00	$0.92	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Advisor Shares
Actual(5)	$1,000.00	$802.00	$0.85	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Shares
Actual(5)	$1,000.00	$802.00	$0.81	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$936.10	$5.91	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Advisor Shares
Actual	$1,000.00	$936.70	$5.28	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Institutional Shares
Actual	$1,000.00	$937.40	$4.75	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%

118	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 10/1/2019-3/31/2020(1)	Expense Ratio(2)(3)
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$811.00	$6.11	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Institutional Shares
Actual	$1,000.00	$811.50	$5.43	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$921.50	$6.29	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61	1.31%
Advisor Shares
Actual	$1,000.00	$922.10	$5.48	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76	1.14%
Institutional Shares
Actual(4)	$1,000.00	$848.50	$1.53	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$777.90	$4.71	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%
Advisor Shares
Actual	$1,000.00	$777.80	$3.91	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45	0.88%
Institutional Shares
Actual	$1,000.00	$778.40	$3.65	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14	0.82%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2020.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The actual account value and expenses paid for Artisan Global Discovery Fund – Advisor Shares, Artisan Global Discovery Fund – Institutional Shares and Artisan Thematic Fund – Institutional Shares have been presented for the period from commencement of operations (February 3, 2020) through March 31, 2020.
(5)	The actual account value and expenses paid for Artisan Select Equity Fund – Investor Shares, Advisor Shares and Institutional Shares have been presented for the period from commencement of operations (February 28, 2020) through March 31, 2020.

Artisan Partners Funds	119

FACTORS CONSIDERED IN APPROVING AN AMENDMENT TO ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENT

At their regular quarterly meeting held on November 13, 2019 (the “Meeting”), the board of directors of Artisan Partners Funds, Inc. (“Artisan Partners Funds”), including the independent directors, considered and unanimously approved an amendment (for purposes of this discussion, the “Amendment”) to the investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Global Equity Fund (for purposes of this discussion, the “Fund”), and Artisan Partners Limited Partnership (“Artisan Partners”), dated May 12, 2015 (for purposes of this discussion, the “Advisory Agreement”). The purpose of the Amendment was to reduce the Fund’s management fee from (a)(i) 1.000% annually of the Fund’s average daily net assets up to $1 billion, 0.975% of the Fund’s average daily net assets of $1 billion up to $4 billion, 0.950% of the Fund’s average daily net assets of $4 billion up to $8 billion, 0.925% of the Fund’s average daily net assets of $8 billion up to $12 billion and 0.900% of average daily net assets of over $12 billion to (b)(i) 0.900% of the Fund’s average daily net assets up to $1 billion, 0.875% of the Fund’s average daily net assets of $1 billion up to $2 billion, 0.850% of the Fund’s average daily net assets of $2 billion up to $3.5 billion, 0.825% of the Fund’s average daily net assets of $3.5 billion up to $5 billion and 0.800% of the Fund’s average daily net assets of over $5 billion. The independent directors were assisted in their evaluation of the Amendment and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the Meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the approval of the Amendment. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Amendment, including the rationale for proposing the management fee reduction and a report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Amendment. In evaluating the Amendment, the directors also reviewed information previously provided to the board in response to requests for information in connection with the board’s annual consideration of the continuation of the Advisory Agreement in May 2019 (the “2019 Contract Renewal”).

The directors considered the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund following the management fee reduction, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners derives from its relationship with the Fund. The directors further considered that, with the exception of the revised management fee schedule, the terms of and scope of services provided under the Advisory Agreement would remain the same.

At the Meeting, after discussion and consideration of the information presented, the independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting. Based on all of the information provided, the board concluded that the revised management fee schedule was reasonable and appropriate in

120	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING AN AMENDMENT TO ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENT

light of the nature, quality and extent of services provided by Artisan Partners and that the conclusions the board had reached in connection with the 2019 Contract Renewal had not changed. The board approved the Amendment by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	121

FACTORS CONSIDERED IN APPROVING ARTISAN SELECT EQUITY FUND’S ADVISORY AGREEMENT

At their regular quarterly meeting held on February 12, 2020 (the “Meeting”), the board of directors of Artisan Partners Funds, including a quorum of the independent directors, formally considered the approval of an initial investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Select Equity Fund (for purposes of this discussion, the “Fund”), and Artisan Partners, dated February 12, 2020, for an initial two-year term from February 12, 2020 through February 12, 2022 (for purposes of this discussion, the “Advisory Agreement”). The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement and an extensive report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement.

In evaluating the Advisory Agreement, the directors also reviewed information provided in response to requests for information in connection with the board’s consideration in 2019 (the “2019 Requests”) of the continuation of the Investment Advisory Agreement (the “Current Agreement”) between Artisan Partners Funds and Artisan Partners with respect to then-existing series of Artisan Partners Funds (the “Current Funds”). The directors discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party report by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•	The terms of the Advisory Agreement, including the scope of services to be provided by Artisan Partners;

•	Information on Artisan Partners’ advisory personnel and methods, including differences between the Fund and the Current Funds;

•

Information regarding the performance of any other accounts of Artisan Partners and/or other mutual funds having similar investment objectives to the Fund, together with a comparison to the appropriate market indices since inception (or 10 years, if shorter);

•

Information on potential limits on the growth of the Fund or Artisan Partners’ ability to manage the Fund due to limited availability of investments, market liquidity, limits on its ability to hire and train personnel or other factors;

122	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN SELECT EQUITY FUND’S ADVISORY AGREEMENT

•

A comparison of the total projected expenses and total projected expense ratio of each share class of the Fund with other mutual funds; a comparison of the management fees with fees charged by other advisory organizations for managing mutual funds with investment goals similar to the Fund’s; information regarding the adequacy of proposed management fee breakpoints and whether further breakpoints are appropriate; and Artisan Partners’ agreement to waive a portion of its advisory fee and/or bear certain other expenses of the Fund for the initial period of the Fund’s operations in order to limit Fund operating expenses during that period, and the relationship of expected fees/expenses to the limitation; and

•

Information relating to (1) material resource needs (facilities, personnel, information systems etc.), (2) any trading, operational, valuation, compliance or liquidity challenges and (3) conflicts of interest (including but not limited to any considerations relating to allocations of investment opportunities between the Fund and other accounts managed by the same investment team) associated with the anticipated operations of the Fund.

The directors also reviewed information provided in response to the 2019 Requests, which included, among other things, the following:

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to the leadership of the Current Funds’ portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; and Artisan Partners’ liquidity management tools and the Current Funds’ liquidity risk management program;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•	Information regarding the profitability, performance, fees and expenses of the Current Funds;

•	The Current Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities since January 1, 2018;

•

Information regarding third-party intermediary and service arrangements and related payments by the Current Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2018, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

Artisan Partners Funds	123

FACTORS CONSIDERED IN APPROVING ARTISAN SELECT EQUITY FUND’S ADVISORY AGREEMENT

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Current Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Current Funds.

The board noted that, because the Fund had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.

At the Meeting, the directors discussed and considered the information presented. The independent counsel to the independent directors then reviewed with the full board the information presented and discussed at the Meeting. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ proposed services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund would be appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreement. The directors noted that the Fund’s proposed portfolio management team provides services for Artisan Global Value Fund. The directors considered that Artisan Partners contemplates providing the same service level for the Fund as it provides for the Current Funds. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel would not be undesirably overextended in assuming management responsibilities for the Fund.

Investment performance. The directors noted that, because the Fund was not yet in operation, it had no performance history. However, the directors reviewed the performance of the other Current Funds managed by the Fund’s proposed portfolio managers, and noted that the proposed portfolio managers had produced successful results using an investment process similar to that proposed for the Fund.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to the Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Broadridge to be within the same peer group or universe as the Fund. The directors also noted that the Fund’s proposed advisory fee was set at a level consistent with Artisan Partners’ approach to advisory fees for the Current Funds. In addition, the directors considered that Artisan Partners has contractually agreed to limit certain expenses through February 28, 2021. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $5 billion of Fund net assets. The directors concluded that these breakpoints will result in a sharing, as between the Fund and

124	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN SELECT EQUITY FUND’S ADVISORY AGREEMENT

Artisan Partners, of possible future economies of scale as and if the Fund’s assets grow to substantial levels.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreement and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that potential fall-out benefits would include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Fund (“soft dollars”) and (3) reputational benefits as a result of its association with the Fund. The directors concluded that, although Artisan Partners may derive such additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Fund might benefit in the future from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of its association with Artisan Partners.

Following those discussions, the board approved the Fund’s Advisory Agreement by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	125

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), effective December 1, 2018, the Funds adopted and implemented a liquidity risk management program to assess and manage each Fund’s liquidity risk (the “Program”). Liquidity risk is the risk that a Fund would not be able to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The board of directors of Artisan Partners Funds has appointed the Funds’ liquidity committee, consisting solely of Fund officers, as the liquidity risk management program administrator. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including under Artisan Partners Funds’ line of credit.

Under the Program, the liquidity committee is responsible for, among other duties, (i) overseeing the Funds’ liquidity risk monitoring and risk management activities and (ii) reviewing the Program at least annually and providing the board with an annual written report that addresses the operation of the Program for each Fund, assesses the Program’s adequacy and effectiveness and addresses any material changes to the Program (the “Liquidity Report”). In accordance with the Program, no Fund will acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

In February 2020, the board of directors of Artisan Partners Funds reviewed the Liquidity Report prepared by the Funds’ liquidity committee regarding the operation and effectiveness of the Program for the fiscal year ended September 30, 2019. No significant liquidity events or risks impacting any of the Funds were noted in the Liquidity Report, and there were not any material changes to the operation of the Program. In addition, the liquidity committee provided its assessment that the Program had been adequately managed and effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

126	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	127

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of Artisan Partners Funds was held on December 6, 2019. The proposal and results of the votes are summarized below.

Election of Directors	For	Withheld
Eric R. Colson	1,300,254,590	18,913,738
Coleen Downs Dinneen	1,269,656,023	49,512,305
Gail L. Hanson	1,269,571,863	49,596,465
Bonnie L. Howard	1,269,136,508	50,031,820
William J. Kelly	1,300,815,776	18,352,552
Peter M. Lebovitz	1,269,624,619	49,543,709
Patrick S. Pittard	1,259,251,496	59,916,832
Gregory K. Ramirez	1,170,913,299	148,255,029
Peter E. Sundman	1,300,286,287	18,882,041

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the SEC’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Effective for reporting periods on or after March 31, 2019, each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, the Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can find SEC filings on the SEC’s website at www.sec.gov.

128	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.  Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2020 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 4, 2020

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 4, 2020